EQUITABLE AMERICA VARIABLE ACCOUNT L

FINANCIAL STATEMENTS

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Equitable America Variable Account L

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account L indicated in the table below as of December 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the variable investment options of Equitable America Variable Account L as of December 31, 2024, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

1290 VT Equity Income	EQ/Moderate-Plus Allocation
1290 VT GAMCO Small Company Value	EQ/Money Market
1290 VT Socially Responsible	EQ/Morgan Stanley Small Cap Growth
BNY Mellon Stock Index Fund, Inc.	EQ/PIMCO Ultra Short Bond
EQ/AB Small Cap Growth	EQ/Quality Bond PLUS
EQ/Aggressive Allocation	EQ/Small Company Index
EQ/All Asset Growth Allocation	EQ/JPMorgan Growth Stock Portfolio
EQ/Capital Group Research	EQ/Value Equity
EQ/Conservative Allocation	Fidelity® VIP Contrafund® Portfolio
EQ/Conservative-Plus Allocation	Franklin Income VIP Fund
EQ/Core Bond Index	Franklin Rising Dividends VIP Fund
EQ/Core Plus Bond	Invesco V.I. Diversified Dividend Fund
EQ/Global Equity Managed Volatility	Invesco V.I. Global Core Equity Fund
EQ/Intermediate Government Bond	Invesco V.I. Global Fund
EQ/Janus Enterprise	Invesco V.I. Health Care Fund
EQ/JPMorgan Growth Stock Portfolio	Invesco V.I. Technology Fund

EQ/Large Cap Growth Managed Volatility	Janus Henderson Balanced Portfolio

EQ/Large Cap Value Index	Janus Henderson Enterprise Portfolio

EQ/Large Cap Value Managed Volatility	Janus Henderson Forty Portfolio

EQ/Loomis Sayles Growth Portfolio	Janus Henderson Global Research Portfolio
EQ/MFS International Growth	Janus Henderson Overseas Portfolio

EQ/Mid Cap Index	MFS® Utilities Series

EQ/Mid Cap Value Managed Volatility	PIMCO Global Bond Opportunities Portfolio
(Unhedged)

EQ/ Moderate Allocation

Basis for Opinions

These financial statements are the responsibility of Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account L based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account L in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 10, 2025

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account L since at least 1998. We have not been able to determine the specific year we began serving as auditor of the Separate Account.

Equitable America Variable Account L

Statement of Assets and Liabilities

December 31, 2024

	1290 VT Equity Income*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*
Assets:
Investments in shares of the Portfolios, at fair value	$7,709,091	$73,216,996	$2,500,034	$28,624,582	$808,143	$1,588,861
Receivable for shares of the Portfolios sold	714	5,449	2	5,756	19	18
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	7,709,805	73,222,445	2,500,036	28,630,338	808,162	1,588,879

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	714	5,450	2	5,756	19	18
Total liabilities	714	5,450	2	5,756	19	18

Net Assets	$7,709,091	$73,216,995	$2,500,034	$28,624,582	$808,143	$1,588,861

Net Assets:
Accumulation unit values	$7,709,091	$73,216,995	$2,500,034	$28,624,582	$808,143	$1,588,861
Total Net Assets	$7,709,091	$73,216,995	$2,500,034	$28,624,582	$808,143	$1,588,861

Investments in shares of the Portfolios, at cost	8,111,472	50,566,429	2,247,866	16,919,852	840,455	1,624,915

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2024

	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative-Plus Allocation*	EQ/Core Bond Index*	EQ/Core Plus Bond*
Assets:
Investments in shares of the Portfolios, at fair value	$51,975,826	$27,613,742	$165,471	$674,194	$8,805,184	$759,272
Receivable for shares of the Portfolios sold	970	939	43	-	221	-
Receivable for policy-related transactions	-	-	-	9,876	-	2
Total assets	51,976,796	27,614,681	165,514	684,070	8,805,405	759,274

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	9,876	-	2
Payable for policy-related transactions	970	939	43	-	221	-
Total liabilities	970	939	43	9,876	221	2

Net Assets	$51,975,826	$27,613,742	$165,471	$674,194	$8,805,184	$759,272

Net Assets:
Accumulation unit values	$51,975,826	$27,613,742	$165,471	$674,194	$8,805,184	$759,272
Total Net Assets	$51,975,826	$27,613,742	$165,471	$674,194	$8,805,184	$759,272

Investments in shares of the Portfolios, at cost	52,043,774	22,389,435	181,032	772,603	9,438,635	888,067

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2024

	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/JPMorgan Growth Stock Portfolio*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*
Assets:
Investments in shares of the Portfolios, at fair value	$804,137	$2,594,714	$9,521,164	$62,379,697	$13,107,356	$7,571,939
Receivable for shares of the Portfolios sold	32	33	593	12,122	4	3,184
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	804,169	2,594,747	9,521,757	62,391,819	13,107,360	7,575,123

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	32	33	593	12,122	3	3,184
Total liabilities	32	33	593	12,122	3	3,184

Net Assets	$804,137	$2,594,714	$9,521,164	$62,379,697	$13,107,357	$7,571,939

Net Assets:
Accumulation unit values	$804,137	$2,594,714	$9,521,164	$62,379,697	$13,107,357	$7,571,939
Total Net Assets	$804,137	$2,594,714	$9,521,164	$62,379,697	$13,107,357	$7,571,939

Investments in shares of the Portfolios, at cost	734,424	2,756,146	8,210,485	33,882,972	11,181,144	5,498,928

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2024

	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*
Assets:
Investments in shares of the Portfolios, at fair value	$1,239,238	$93,342,957	$11,100,821	$4,592,341	$11,124,805	$3,589,503
Receivable for shares of the Portfolios sold	80	2,360	273	144	812	42
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	1,239,318	93,345,317	11,101,094	4,592,485	11,125,617	3,589,545

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	80	2,360	273	144	812	42
Total liabilities	80	2,360	273	144	812	42

Net Assets	$1,239,238	$93,342,957	$11,100,821	$4,592,341	$11,124,805	$3,589,503

Net Assets:
Accumulation unit values	$1,239,238	$93,342,957	$11,100,821	$4,592,341	$11,124,805	$3,589,503
Total Net Assets	$1,239,238	$93,342,957	$11,100,821	$4,592,341	$11,124,805	$3,589,503

Investments in shares of the Portfolios, at cost	1,029,781	68,036,984	10,341,260	3,350,554	9,400,597	3,876,878

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2024

	EQ/Moderate-Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*
Assets:
Investments in shares of the Portfolios, at fair value	$2,684,681	$7,175,087	$13,592,392	$1,615,881	$3,281,456	$1,256,486
Receivable for shares of the Portfolios sold	630	256	477	193	422	83
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	2,685,311	7,175,343	13,592,869	1,616,074	3,281,878	1,256,569

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	630	256	477	193	422	83
Total liabilities	630	256	477	193	422	83

Net Assets	$2,684,681	$7,175,087	$13,592,392	$1,615,881	$3,281,456	$1,256,486

Net Assets:
Accumulation unit values	$2,684,681	$7,175,087	$13,592,392	$1,615,881	$3,281,456	$1,256,486
Total Net Assets	$2,684,681	$7,175,087	$13,592,392	$1,615,881	$3,281,456	$1,256,486

Investments in shares of the Portfolios, at cost	2,933,661	7,175,499	17,670,483	1,625,758	3,682,998	1,178,805

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2024

	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund
Assets:
Investments in shares of the Portfolios, at fair value	$1,083,309	$33,862,630	$5,961,327	$1,817,156	$422,890	$425,921
Receivable for shares of the Portfolios sold	15	1,449	293	59	3	15
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	1,083,324	33,864,079	5,961,620	1,817,215	422,893	425,936

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	15	1,449	293	59	3	15
Total liabilities	15	1,449	293	59	3	15

Net Assets	$1,083,309	$33,862,630	$5,961,327	$1,817,156	$422,890	$425,921

Net Assets:
Accumulation unit values	$1,083,309	$33,862,630	$5,961,327	$1,817,156	$422,890	$425,921
Total Net Assets	$1,083,309	$33,862,630	$5,961,327	$1,817,156	$422,890	$425,921

Investments in shares of the Portfolios, at cost	915,722	20,872,603	6,043,937	1,546,515	356,411	347,068

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2024

	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Forty Portfolio
Assets:
Investments in shares of the Portfolios, at fair value	$3,575,330	$699,585	$709,076	$9,583,938	$18,365,224	$25,498,248
Receivable for shares of the Portfolios sold	147	10	45	7,003	6,683	417
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	3,575,477	699,595	709,121	9,590,941	18,371,907	25,498,665

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	147	10	45	7,003	6,683	417
Total liabilities	147	10	45	7,003	6,683	417

Net Assets	$3,575,330	$699,585	$709,076	$9,583,938	$18,365,224	$25,498,248

Net Assets:
Accumulation unit values	$3,575,330	$699,585	$709,076	$9,583,938	$18,365,224	$25,498,248
Total Net Assets	$3,575,330	$699,585	$709,076	$9,583,938	$18,365,224	$25,498,248

Investments in shares of the Portfolios, at cost	3,134,037	624,104	579,651	6,049,151	12,841,494	18,067,143

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2024

	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Assets:
Investments in shares of the Portfolios, at fair value	$13,143,990	$3,447,495	$1,745,979	$2,025,247
Receivable for shares of the Portfolios sold	5,767	158	12	199
Receivable for policy-related transactions	-	-	-	-
Total assets	13,149,757	3,447,653	1,745,991	2,025,446

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-
Payable for policy-related transactions	5,767	158	12	199
Total liabilities	5,767	158	12	199

Net Assets	$13,143,990	$3,447,495	$1,745,979	$2,025,247

Net Assets:
Accumulation unit values	$13,143,990	$3,447,495	$1,745,979	$2,025,247
Total Net Assets	$13,143,990	$3,447,495	$1,745,979	$2,025,247

Investments in shares of the Portfolios, at cost	7,633,351	2,956,359	1,509,685	2,609,599

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)
December 31, 2024

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account.

		Portfolio
	Share Class **	Shares Held
1290 VT Equity Income	Class IB	1,601,237
1290 VT GAMCO Small Company Value	Class IB	1,013,816
1290 VT Socially Responsible	Class IB	109,882
BNY Mellon Stock Index Fund, Inc.	Initial Shares	358,884
EQ/AB Small Cap Growth	Class IB	54,071
EQ/Aggressive Allocation	Class IB	152,588
EQ/All Asset Growth Allocation	Class IB	2,769,526
EQ/Capital Group Research	Class IB	813,823
EQ/Conservative Allocation	Class IB	20,331
EQ/Conservative-Plus Allocation	Class IB	82,099
EQ/Core Bond Index	Class IB	955,730
EQ/Core Plus Bond	Class IA	229,917
EQ/Global Equity Managed Volatility	Class IB	50,070
EQ/Intermediate Government Bond	Class IA	273,453
EQ/Janus Enterprise	Class IB	450,825
EQ/JPMorgan Growth Stock Portfolio	Class IB	872,154
EQ/Large Cap Growth Managed Volatility	Class IB	388,752
EQ/Large Cap Value Index	Class IB	716,772
EQ/Large Cap Value Managed Volatility	Class IB	68,326
EQ/Loomis Sayles Growth Portfolio	Class IB	8,076,062
EQ/MFS International Growth	Class IB	1,494,681
EQ/Mid Cap Index	Class IB	286,565
EQ/Mid Cap Value Managed Volatility	Class IB	703,908
EQ/Moderate Allocation	Class IB	301,046
EQ/Moderate-Plus Allocation	Class IB	281,721
EQ/Money Market	Class IA	7,169,707
EQ/Morgan Stanley Small Cap Growth	Class IB	1,558,667
EQ/PIMCO Ultra Short Bond	Class IB	164,064
EQ/Quality Bond PLUS	Class IB	432,739
EQ/Small Company Index	Class IB	109,665
EQ/Value Equity	Class IB	48,063
Fidelity® VIP Contrafund® Portfolio	Service Class	589,120
Franklin Income VIP Fund	Class 2	415,134
Franklin Rising Dividends VIP Fund	Class 2	64,714
Invesco V.I. Diversified Dividend Fund	Series 1	16,340
Invesco V.I. Global Core Equity Fund	Series 1	38,475
Invesco V.I. Global Fund	Service Class	92,481
Invesco V.I. Health Care Fund	Series 1	25,920
Invesco V.I. Technology Fund	Series 1	29,793
Janus Henderson Balanced Portfolio	Institutional Shares	187,113
Janus Henderson Enterprise Portfolio	Institutional Shares	218,166
Janus Henderson Forty Portfolio	Institutional Shares	338,824
Janus Henderson Forty Portfolio	Service Shares	118,616
Janus Henderson Global Research Portfolio	Institutional Shares	181,047
Janus Henderson Overseas Portfolio	Service Shares	82,535
MFS® Utilities Series	Initial Class	51,022
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative Class	219,183

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)
December 31, 2024

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share Class IAnd contract charges.

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
1290 VT Equity Income	0.60%	Class IB	$10.42	33,692
1290 VT Equity Income	0.35%	Class IB	$44.60	5,104
1290 VT Equity Income	0.35%	Class IB	$46.29	50,347
1290 VT Equity Income	0.35%	Class IB	$45.52	68,376
1290 VT Equity Income	0.75%	Class IB	$36.89	45,731

1290 VT GAMCO Small Company Value	0.35%	Class IB	$93.52	778
1290 VT GAMCO Small Company Value	0.35%	Class IB	$121.81	7,208
1290 VT GAMCO Small Company Value	0.35%	Class IB	$97.25	152,337
1290 VT GAMCO Small Company Value	0.35%	Class IB	$129.00	165,085
1290 VT GAMCO Small Company Value	0.75%	Class IB	$219.74	164,543

1290 VT Socially Responsible	0.35%	Class IB	$10.59	14,177
1290 VT Socially Responsible	0.35%	Class IB	$10.59	135,021
1290 VT Socially Responsible	0.75%	Class IB	$10.57	26,874
1290 VT Socially Responsible	0.35%	Class IB	$51.98	12,225

BNY Mellon Stock Index Fund, Inc.	0.35%	Initial Shares	$59.00	17,103
BNY Mellon Stock Index Fund, Inc.	0.35%	Initial Shares	$59.34	377,681
BNY Mellon Stock Index Fund, Inc.	0.75%	Initial Shares	$49.87	104,380

EQ/AB Small Cap Growth	0.35%	Class IB	$50.34	16,052

EQ/Aggressive Allocation	0.35%	Class IB	$24.96	39,852
EQ/Aggressive Allocation	0.35%	Class IB	$24.96	15,200
EQ/Aggressive Allocation	0.75%	Class IB	$23.27	9,216

EQ/All Asset Growth Allocation	0.35%	Class IB	$27.61	27
EQ/All Asset Growth Allocation	0.35%	Class IB	$26.14	75,913
EQ/All Asset Growth Allocation	0.35%	Class IB	$28.69	80,714
EQ/All Asset Growth Allocation	0.35%	Class IB	$26.49	328,982
EQ/All Asset Growth Allocation	0.75%	Class IB	$51.15	761,657

EQ/Capital Group Research	0.35%	Class IB	$20.40	1,498
EQ/Capital Group Research	0.35%	Class IB	$55.46	42,497
EQ/Capital Group Research	0.35%	Class IB	$81.44	65,391
EQ/Capital Group Research	0.35%	Class IB	$54.39	277,284
EQ/Capital Group Research	0.60%	Class IB	$60.21	32,894
EQ/Capital Group Research	0.75%	Class IB	$63.74	44,532

EQ/Conservative Allocation	0.35%	Class IB	$14.78	5,918
EQ/Conservative Allocation	0.35%	Class IB	$14.78	1,363
EQ/Conservative Allocation	0.75%	Class IB	$13.78	4,201

EQ/Conservative-Plus Allocation	0.35%	Class IB	$17.39	5,548
EQ/Conservative-Plus Allocation	0.35%	Class IB	$17.39	15,523
EQ/Conservative-Plus Allocation	0.75%	Class IB	$16.21	18,991

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)
December 31, 2024

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Core Bond Index	0.35%	Class IB	$16.60	308
EQ/Core Bond Index	0.35%	Class IB	$15.94	39,301
EQ/Core Bond Index	0.35%	Class IB	$16.69	214,974
EQ/Core Bond Index	0.35%	Class IB	$16.18	187,280
EQ/Core Bond Index	0.60%	Class IB	$11.96	4,488
EQ/Core Bond Index	0.75%	Class IB	$11.68	128,613

EQ/Core Plus Bond	0.35%	Class IA	$16.68	45,515

EQ/Global Equity Managed Volatility	0.35%	Class IB	$72.64	11,070

EQ/Intermediate Government Bond	0.35%	Class IA	$14.13	487
EQ/Intermediate Government Bond	0.35%	Class IA	$16.62	103
EQ/Intermediate Government Bond	0.35%	Class IA	$14.13	76,141
EQ/Intermediate Government Bond	0.35%	Class IA	$16.56	60,228
EQ/Intermediate Government Bond	0.75%	Class IA	$18.61	27,561

EQ/Janus Enterprise	0.35%	Class IB	$42.38	562
EQ/Janus Enterprise	0.35%	Class IB	$68.56	2,537
EQ/Janus Enterprise	0.35%	Class IB	$42.68	173,613
EQ/Janus Enterprise	0.35%	Class IB	$66.35	28,842

EQ/JPMorgan Growth Stock Portfolio	0.35%	Class IB	$64.24	10,233
EQ/JPMorgan Growth Stock Portfolio	0.35%	Class IB	$64.89	269,855
EQ/JPMorgan Growth Stock Portfolio	0.75%	Class IB	$126.44	349,660

EQ/Large Cap Growth Managed Volatility	0.35%	Class IB	$64.61	9,732
EQ/Large Cap Growth Managed Volatility	0.35%	Class IB	$64.61	147,983
EQ/Large Cap Growth Managed Volatility	0.75%	Class IB	$59.81	48,777

EQ/Large Cap Value Index	0.35%	Class IB	$43.02	2,084
EQ/Large Cap Value Index	0.35%	Class IB	$45.74	2,243
EQ/Large Cap Value Index	0.35%	Class IB	$45.73	131,312
EQ/Large Cap Value Index	0.35%	Class IB	$45.48	30,241

EQ/Large Cap Value Managed Volatility	0.35%	Class IB	$33.12	12
EQ/Large Cap Value Managed Volatility	0.35%	Class IB	$34.07	36,359

EQ/Loomis Sayles Growth Portfolio	0.35%	Class IB	$78.57	6,566
EQ/Loomis Sayles Growth Portfolio	0.35%	Class IB	$76.32	83,357
EQ/Loomis Sayles Growth Portfolio	0.35%	Class IB	$80.30	216,700
EQ/Loomis Sayles Growth Portfolio	0.35%	Class IB	$78.47	815,850
EQ/Loomis Sayles Growth Portfolio	0.75%	Class IB	$57.42	87,923

EQ/MFS International Growth	0.35%	Class IB	$31.16	2,288
EQ/MFS International Growth	0.35%	Class IB	$33.17	138,339
EQ/MFS International Growth	0.75%	Class IB	$46.14	139,610

EQ/Mid Cap Index	0.35%	Class IB	$55.02	3,650
EQ/Mid Cap Index	0.35%	Class IB	$57.51	76,357

EQ/Mid Cap Value Managed Volatility	0.35%	Class IB	$42.13	2,656
EQ/Mid Cap Value Managed Volatility	0.35%	Class IB	$42.13	3,584
EQ/Mid Cap Value Managed Volatility	0.35%	Class IB	$42.13	181,669
EQ/Mid Cap Value Managed Volatility	0.35%	Class IB	$42.13	76,143

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)
December 31, 2024

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Moderate Allocation	0.35%	Class IB	$18.34	49,409
EQ/Moderate Allocation	0.35%	Class IB	$18.34	57,432
EQ/Moderate Allocation	0.35%	Class IB	$18.34	50,607
EQ/Moderate Allocation	0.75%	Class IB	$17.09	41,102

EQ/Moderate-Plus Allocation	0.35%	Class IB	$21.75	55,669
EQ/Moderate-Plus Allocation	0.35%	Class IB	$21.75	54,808
EQ/Moderate-Plus Allocation	0.75%	Class IB	$20.27	13,902

EQ/Money Market	0.35%	Class IA	$12.23	281
EQ/Money Market	0.35%	Class IA	$12.23	8,327
EQ/Money Market	0.35%	Class IA	$12.23	275,639
EQ/Money Market	0.35%	Class IA	$12.23	162,289
EQ/Money Market	0.60%	Class IA	$11.66	54,957
EQ/Money Market	0.75%	Class IA	$11.32	94,935

EQ/Morgan Stanley Small Cap Growth	0.35%	Class IB	$17.25	2,021
EQ/Morgan Stanley Small Cap Growth	0.35%	Class IB	$17.25	36,267
EQ/Morgan Stanley Small Cap Growth	0.35%	Class IB	$17.25	237,080
EQ/Morgan Stanley Small Cap Growth	0.35%	Class IB	$17.25	458,435
EQ/Morgan Stanley Small Cap Growth	0.75%	Class IB	$41.58	22,536

EQ/PIMCO Ultra Short Bond	0.35%	Class IB	$15.57	536
EQ/PIMCO Ultra Short Bond	0.35%	Class IB	$15.53	654
EQ/PIMCO Ultra Short Bond	0.35%	Class IB	$15.66	72,751
EQ/PIMCO Ultra Short Bond	0.35%	Class IB	$15.56	29,437

EQ/Quality Bond PLUS	0.35%	Class IB	$18.90	5,326
EQ/Quality Bond PLUS	0.35%	Class IB	$19.00	79,990
EQ/Quality Bond PLUS	0.75%	Class IB	$24.69	67,259

EQ/Small Company Index	0.35%	Class IB	$57.72	21,770

EQ/Value Equity	0.35%	Class IB	$42.30	25,611

Fidelity® VIP Contrafund® Portfolio	0.35%	Service Class	$87.65	19,344
Fidelity® VIP Contrafund® Portfolio	0.35%	Service Class	$94.26	253,421
Fidelity® VIP Contrafund® Portfolio	0.75%	Service Class	$76.24	108,617

Franklin Income VIP Fund	0.35%	Class 2	$23.23	6,536
Franklin Income VIP Fund	0.35%	Class 2	$36.64	158,567

Franklin Rising Dividends VIP Fund	0.35%	Class 2	$64.30	28,260

Invesco V.I. Diversified Dividend Fund	0.35%	Series 1	$22.74	18,595

Invesco V.I. Global Core Equity Fund	0.35%	Series 1	$30.34	14,039

Invesco V.I. Global Fund	0.35%	Service Class	$68.62	52,102

Invesco V.I. Health Care Fund	0.35%	Series 1	$45.75	97
Invesco V.I. Health Care Fund	0.35%	Series 1	$45.16	15,394

Invesco V.I. Technology Fund	0.35%	Series 1	$59.72	11,874

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Concluded)
December 31, 2024

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
Janus Henderson Balanced Portfolio	0.35%	Institutional Shares	$54.13	10,014
Janus Henderson Balanced Portfolio	0.35%	Institutional Shares	$55.12	142,720
Janus Henderson Balanced Portfolio	0.75%	Institutional Shares	$49.66	23,661

Janus Henderson Enterprise Portfolio	0.35%	Institutional Shares	$45.50	10,740
Janus Henderson Enterprise Portfolio	0.35%	Institutional Shares	$54.90	281,356
Janus Henderson Enterprise Portfolio	0.75%	Institutional Shares	$68.83	35,328

Janus Henderson Forty Portfolio	0.35%	Institutional Shares	$91.88	14,556
Janus Henderson Forty Portfolio	0.35%	Institutional Shares	$96.98	127,554
Janus Henderson Forty Portfolio	0.75%	Institutional Shares	$66.93	85,676
Janus Henderson Forty Portfolio	0.35%	Service Shares	$115.22	52,564

Janus Henderson Global Research Portfolio	0.35%	Institutional Shares	$31.60	15,769
Janus Henderson Global Research Portfolio	0.35%	Institutional Shares	$35.89	271,687
Janus Henderson Global Research Portfolio	0.75%	Institutional Shares	$23.76	121,887

Janus Henderson Overseas Portfolio	0.35%	Service Shares	$40.29	68
Janus Henderson Overseas Portfolio	0.35%	Service Shares	$40.39	85,286

MFS® Utilities Series	0.35%	Initial Class	$80.14	21,786

PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$22.82	217
PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$20.79	1,983
PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$22.74	59,993
PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$21.92	28,053

*	Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Option.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations
For the year ended December 31, 2024

	1290 VT Equity Income*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$157,415	$429,563	$10,967	$320,308	$2,276	$33,598

Expenses:
Asset-based charges	35,459	399,841	9,534	118,714	2,766	6,188

Net Investment Income (Loss)	121,956	29,722	1,433	201,594	(490)	27,410

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	7,207	2,214,971	973,197	1,315,811	(245)	(680)
Realized gain distribution from the Portfolios	614,207	5,374,237	113,167	1,731,284	76,234	82,632
Net realized gain (loss) on investments	621,414	7,589,208	1,086,364	3,047,095	75,989	81,952

Net change in unrealized appreciation (depreciation) of investments	(50,491)	(88,250)	(638,017)	2,694,154	23,322	77,469
Net Realized and Unrealized Gain (Loss) on Investments	570,923	7,500,958	448,347	5,741,249	99,311	159,421

Net Increase (Decrease) in Net Assets Resulting from Operations	$692,879	$7,530,680	$449,780	$5,942,843	$98,821	$186,831

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)
For the year ended December 31, 2024

	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*	EQ/Core Plus Bond*
Income and Expenses:		`
Investment Income:
Dividends from the Portfolios	$1,191,224	$423,143	$5,057	$18,110	$217,846	$38,872

Expenses:
Asset-based charges	338,165	108,309	764	3,833	38,020	2,680

Net Investment Income (Loss)	853,059	314,834	4,293	14,277	179,826	36,192

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(2,070)	761,945	(631)	(10,652)	(50,892)	(4,203)
Realized gain distribution from the Portfolios	1,358,859	3,070,538	3,105	26,765	-	-
Net realized gain (loss) on investments	1,356,789	3,832,483	2,474	16,113	(50,892)	(4,203)

Net change in unrealized appreciation (depreciation) of investments	2,892,698	2,477,085	188	14,800	51,325	(39,526)
Net Realized and Unrealized Gain (Loss) on Investments	4,249,487	6,309,568	2,662	30,913	433	(43,729)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,102,546	$6,624,402	$6,955	$45,190	$180,259	$(7,537)

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)
For the year ended December 31, 2024

	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/JPMorgan Growth Stock Portfolio*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10,123	$64,918	$1,200	$-	$41,324	$110,228

Expenses:
Asset-based charges	2,862	11,625	32,902	372,943	53,835	26,717

Net Investment Income (Loss)	7,261	53,293	(31,702)	(372,943)	(12,511)	83,511

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	16,677	(16,805)	118,865	2,600,010	220,007	278,673
Realized gain distribution from the Portfolios	85,627	-	732,952	3,090,064	1,507,427	391,549
Net realized gain (loss) on investments	102,304	(16,805)	851,817	5,690,074	1,727,434	670,222

Net change in unrealized appreciation (depreciation) of investments	(16,904)	17,130	372,546	10,909,886	1,393,162	173,683
Net Realized and Unrealized Gain (Loss) on Investments	85,400	325	1,224,363	16,599,960	3,120,596	843,905

Net Increase (Decrease) in Net Assets Resulting from Operations	$92,661	$53,618	$1,192,661	$16,227,017	$3,108,085	$927,416

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)
For the year ended December 31, 2024

	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$19,187	$-	$83,907	$39,923	$152,631	$96,066

Expenses:
Asset-based charges	4,366	314,142	66,438	16,204	38,756	15,263

Net Investment Income (Loss)	14,821	(314,142)	17,469	23,719	113,875	80,803

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	28,760	2,762,449	127,452	140,407	200,196	(13,311)
Realized gain distribution from the Portfolios	114,896	15,812,775	656,935	292,848	1,213,787	143,221
Net realized gain (loss) on investments	143,656	18,575,224	784,387	433,255	1,413,983	129,910

Net change in unrealized appreciation (depreciation) of investments	833	5,936,107	78,082	90,553	(357,293)	42,729
Net Realized and Unrealized Gain (Loss) on Investments	144,489	24,511,331	862,469	523,808	1,056,690	172,639

Net Increase (Decrease) in Net Assets Resulting from Operations	$159,310	$24,197,189	$879,938	$547,527	$1,170,565	$253,442

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)
For the year ended December 31, 2024

	EQ/Moderate-Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$64,596	$310,795	$1,233	$72,443	$100,315	$15,909

Expenses:
Asset-based charges	10,329	29,502	45,234	5,638	18,416	4,491

Net Investment Income (Loss)	54,267	281,293	(44,001)	66,805	81,899	11,418

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(15,887)	692	(502,456)	1,243	(34,992)	16,108
Realized gain distribution from the Portfolios	149,481	1,376	-	-	-	76,657
Net realized gain (loss) on investments	133,594	2,068	(502,456)	1,243	(34,992)	92,765

Net change in unrealized appreciation (depreciation) of investments	67,806	(662)	2,842,170	17,231	(7,769)	27,453
Net Realized and Unrealized Gain (Loss) on Investments	201,400	1,406	2,339,714	18,474	(42,761)	120,218

Net Increase (Decrease) in Net Assets Resulting from Operations	$255,667	$282,699	$2,295,713	$85,279	$39,138	$131,636

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)
For the year ended December 31, 2024

	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10,802	$29,059	$306,844	$19,147	$7,845	$4,688

Expenses:
Asset-based charges	3,911	144,690	20,889	6,588	1,446	1,484

Net Investment Income (Loss)	6,891	(115,631)	285,955	12,559	6,399	3,204

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	14,612	1,389,973	(4,548)	35,360	3,058	6,748
Realized gain distribution from the Portfolios	40,393	3,829,847	25,140	91,103	16,697	4,039
Net realized gain (loss) on investments	55,005	5,219,820	20,592	126,463	19,755	10,787

Net change in unrealized appreciation (depreciation) of investments	11,307	3,687,849	83,407	47,293	22,657	49,400
Net Realized and Unrealized Gain (Loss) on Investments	66,312	8,907,669	103,999	173,756	42,412	60,187

Net Increase (Decrease) in Net Assets Resulting from Operations	$73,203	$8,792,038	$389,954	$186,315	$48,811	$63,391

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)
For the year ended December 31, 2024

	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Forty Portfolio
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$-	$-	$-	$192,693	$132,190	$20,709

Expenses:
Asset-based charges	12,562	2,646	2,224	37,403	72,471	107,700

Net Investment Income (Loss)	(12,562)	(2,646)	(2,224)	155,290	59,719	(86,991)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	46,605	4,911	3,082	217,378	361,454	585,055
Realized gain distribution from the Portfolios	212,675	-	27,940	-	705,813	1,407,825
Net realized gain (loss) on investments	259,280	4,911	31,022	217,378	1,067,267	1,992,880

Net change in unrealized appreciation (depreciation) of investments	255,139	25,281	155,100	910,645	1,366,376	3,901,512
Net Realized and Unrealized Gain (Loss) on Investments	514,419	30,192	186,122	1,128,023	2,433,643	5,894,392

Net Increase (Decrease) in Net Assets Resulting from Operations	$501,857	$27,546	$183,898	$1,283,313	$2,493,362	$5,807,401

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Concluded)

For the year ended December 31, 2024

	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$96,499	$46,667	$38,947	$70,376

Expenses:
Asset-based charges	56,971	12,759	5,968	7,012

Net Investment Income (Loss)	39,528	33,908	32,979	63,364

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	552,344	64,210	12,079	(25,252)
Realized gain distribution from the Portfolios	410,218	-	48,060	-
Net realized gain (loss) on investments	962,562	64,210	60,139	(25,252)

Net change in unrealized appreciation (depreciation) of investments	1,595,279	91,245	82,369	(54,096)
Net Realized and Unrealized Gain (Loss) on Investments	2,557,841	155,455	142,508	(79,348)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,597,369	$189,363	$175,487	$(15,984)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets

For the year ended December 31, 2024

	1290 VT Equity Income*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$121,956	$29,722	$1,433	$201,594	$(490)	$27,410
Net realized gain (loss) on investments	621,414	7,589,208	1,086,364	3,047,095	75,989	81,952
Net change in unrealized appreciation (depreciation) of investments	(50,491)	(88,250)	(638,017)	2,694,154	23,322	77,469

Net increase (decrease) in net assets resulting from operations	692,879	7,530,680	449,780	5,942,843	98,821	186,831

From Contractowners Transactions:
Payments received from Contractowners	251,414	1,620,916	46,936	688,073	23,465	62,072
Transfers between Variable Investment Options including guaranteed investment account, net	9,465	(296,671)	22,297	(534,113)	(9,798)	(1,790)
Redemptions for contract benefits and terminations	(401,493)	(4,198,873)	(106,200)	(1,895,758)	(21,593)	(15,940)
Contract maintenance charges	(390,980)	(2,655,646)	(84,879)	(821,378)	(37,137)	(57,607)

Net increase (decrease) in net assets resulting from contractowners transactions	(531,594)	(5,530,274)	(121,846)	(2,563,176)	(45,063)	(13,265)

Net increase (Decrease) in Net Assets	161,285	2,000,406	327,934	3,379,667	53,758	173,566

Net Assets - Beginning of Year	7,547,806	71,216,589	2,172,100	25,244,915	754,385	1,415,295
Net Assets - End of Year	$7,709,091	$73,216,995	$2,500,034	$28,624,582	$808,143	$1,588,861

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative-Plus Allocation*	EQ/Core Bond Index*	EQ/Core Plus Bond*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$853,059	$314,834	$4,293	$14,277	$179,826	$36,192
Net realized gain (loss) on investments	1,356,789	3,832,483	2,474	16,113	(50,892)	(4,203)
Net change in unrealized appreciation (depreciation) of investments	2,892,698	2,477,085	188	14,800	51,325	(39,526)

Net increase (decrease) in net assets resulting from operations	5,102,546	6,624,402	6,955	45,190	180,259	(7,537)

From Contractowners Transactions:
Payments received from Contractowners	2,581,904	806,184	13,765	21,812	695,527	50,943
Transfers between Variable Investment Options including guaranteed investment account, net	328,557	(665,509)	24,154	8,818	42,223	16,363
Redemptions for contract benefits and terminations	(2,938,409)	(1,470,700)	(117)	(67,335)	(424,774)	(19,938)
Contract maintenance charges	(3,372,375)	(1,261,630)	(20,903)	(41,104)	(698,979)	(45,831)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,400,323)	(2,591,655)	16,899	(77,809)	(386,003)	1,537

Net increase (Decrease) in Net Assets	1,702,223	4,032,747	23,854	(32,619)	(205,744)	(6,000)

Net Assets - Beginning of Year	50,273,603	23,580,995	141,617	706,813	9,010,928	765,272
Net Assets - End of Year	$51,975,826	$27,613,742	$165,471	$674,194	$8,805,184	$759,272

*Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/JPMorgan Growth Stock Portfolio*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,261	$53,293	$(31,702)	$(372,943)	$(12,511)	$83,511
Net realized gain (loss) on investments	102,304	(16,805)	851,817	5,690,074	1,727,434	670,222
Net change in unrealized appreciation (depreciation) of investments	(16,904)	17,130	372,546	10,909,886	1,393,162	173,683

Net increase (decrease) in net assets resulting from operations	92,661	53,618	1,192,661	16,227,017	3,108,085	927,416

From Contractowners Transactions:
Payments received from Contractowners	26,401	283,998	260,755	1,333,630	288,540	326,324
Transfers between Variable Investment Options including guaranteed investment account, net	(4,979)	18,435	(54,814)	(185,203)	(41,086)	95,657
Redemptions for contract benefits and terminations	(58,000)	(177,911)	(439,616)	(4,333,794)	(984,950)	(600,229)
Contract maintenance charges	(42,525)	(291,737)	(373,300)	(1,966,391)	(485,742)	(409,128)

Net increase (decrease) in net assets resulting from contractowners transactions	(79,103)	(167,215)	(606,975)	(5,151,758)	(1,223,238)	(587,376)

Net increase (Decrease) in Net Assets	13,558	(113,597)	585,686	11,075,259	1,884,847	340,040

Net Assets - Beginning of Year	790,579	2,708,311	8,935,478	51,304,438	11,222,510	7,231,899
Net Assets - End of Year	$804,137	$2,594,714	$9,521,164	$62,379,697	$13,107,357	$7,571,939

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$14,821	$(314,142)	$17,469	$23,719	$113,875	$80,803
Net realized gain (loss) on investments	143,656	18,575,224	784,387	433,255	1,413,983	129,910
Net change in unrealized appreciation (depreciation) of investments	833	5,936,107	78,082	90,553	(357,293)	42,729

Net increase (decrease) in net assets resulting from operations	159,310	24,197,189	879,938	547,527	1,170,565	253,442

From Contractowners Transactions:
Payments received from Contractowners	37,877	1,892,601	405,592	132,483	415,322	133,520
Transfers between Variable Investment Options including guaranteed investment account, net	(33,543)	(397,339)	33,700	(17,575)	(80,008)	(33,916)
Redemptions for contract benefits and terminations	(48,376)	(5,394,230)	(808,645)	(321,879)	(488,204)	(9,635)
Contract maintenance charges	(43,803)	(3,308,183)	(526,952)	(176,418)	(558,158)	(170,332)

Net increase (decrease) in net assets resulting from contractowners transactions	(87,845)	(7,207,151)	(896,305)	(383,389)	(711,048)	(80,363)

Net increase (Decrease) in Net Assets	71,465	16,990,038	(16,367)	164,138	459,517	173,079

Net Assets - Beginning of Year	1,167,773	76,352,919	11,117,188	4,428,203	10,665,288	3,416,424
Net Assets - End of Year	$1,239,238	$93,342,957	$11,100,821	$4,592,341	$11,124,805	$3,589,503

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/Moderate-Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$54,267	$281,293	$(44,001)	$66,805	$81,899	$11,418
Net realized gain (loss) on investments	133,594	2,068	(502,456)	1,243	(34,992)	92,765
Net change in unrealized appreciation (depreciation) of investments	67,806	(662)	2,842,170	17,231	(7,769)	27,453

Net increase (decrease) in net assets resulting from operations	255,667	282,699	2,295,713	85,279	39,138	131,636

From Contractowners Transactions:
Payments received from Contractowners	91,729	714,537	412,703	126,364	250,191	36,587
Transfers between Variable Investment Options including guaranteed investment account, net	110,676	79,782	1,821	10,758	47,055	(16,913)
Redemptions for contract benefits and terminations	(29,175)	(90,394)	(555,990)	(91,079)	(185,226)	(96,551)
Contract maintenance charges	(235,082)	(747,958)	(569,176)	(107,090)	(263,770)	(53,049)

Net increase (decrease) in net assets resulting from contractowners transactions	(61,852)	(44,033)	(710,642)	(61,047)	(151,750)	(129,926)

Net increase (Decrease) in Net Assets	193,815	238,666	1,585,071	24,232	(112,612)	1,710

Net Assets - Beginning of Year	2,490,866	6,936,421	12,007,321	1,591,649	3,394,068	1,254,776
Net Assets - End of Year	$2,684,681	$7,175,087	$13,592,392	$1,615,881	$3,281,456	$1,256,486

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,891	$(115,631)	$285,955	$12,559	$6,399	$3,204
Net realized gain (loss) on investments	55,005	5,219,820	20,592	126,463	19,755	10,787
Net change in unrealized appreciation (depreciation) of investments	11,307	3,687,849	83,407	47,293	22,657	49,400

Net increase (decrease) in net assets resulting from operations	73,203	8,792,038	389,954	186,315	48,811	63,391

From Contractowners Transactions:
Payments received from Contractowners	41,963	698,126	287,223	44,838	11,701	13,522
Transfers between Variable Investment Options including guaranteed investment account, net	(19,344)	(114,731)	58,288	(61,663)	(3,021)	(3,161)
Redemptions for contract benefits and terminations	(30,253)	(1,872,143)	(246,773)	(122,980)	(7,406)	(23,967)
Contract maintenance charges	(45,708)	(1,172,330)	(323,827)	(66,237)	(14,808)	(17,539)

Net increase (decrease) in net assets resulting from contractowners transactions	(53,342)	(2,461,078)	(225,089)	(206,042)	(13,534)	(31,145)

Net increase (Decrease) in Net Assets	19,861	6,330,960	164,865	(19,727)	35,277	32,246

Net Assets - Beginning of Year	1,063,448	27,531,670	5,796,462	1,836,883	387,613	393,675
Net Assets - End of Year	$1,083,309	$33,862,630	$5,961,327	$1,817,156	$422,890	$425,921

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Forty Portfolio
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12,562)	$(2,646)	$(2,224)	$155,290	$59,719	$(86,991)
Net realized gain (loss) on investments	259,280	4,911	31,022	217,378	1,067,267	1,992,880
Net change in unrealized appreciation (depreciation) of investments	255,139	25,281	155,100	910,645	1,366,376	3,901,512

Net increase (decrease) in net assets resulting from operations	501,857	27,546	183,898	1,283,313	2,493,362	5,807,401

From Contractowners Transactions:
Payments received from Contractowners	98,566	37,471	10,904	324,140	387,280	423,552
Transfers between Variable Investment Options including guaranteed investment account, net	(63,249)	2,116	(19,354)	(47,372)	(58,319)	(151,268)
Redemptions for contract benefits and terminations	(146,139)	(4,786)	(21,062)	(323,468)	(676,300)	(1,419,038)
Contract maintenance charges	(126,230)	(55,056)	(18,728)	(429,202)	(678,564)	(791,456)

Net increase (decrease) in net assets resulting from contractowners transactions	(237,052)	(20,255)	(48,240)	(475,902)	(1,025,903)	(1,938,210)

Net increase (Decrease) in Net Assets	264,805	7,291	135,658	807,411	1,467,459	3,869,191

Net Assets - Beginning of Year	3,310,525	692,294	573,418	8,776,527	16,897,765	21,629,057
Net Assets - End of Year	$3,575,330	$699,585	$709,076	$9,583,938	$18,365,224	$25,498,248

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Concluded)

For the year ended December 31, 2024

	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$39,528	$33,908	$32,979	$63,364
Net realized gain (loss) on investments	962,562	64,210	60,139	(25,252)
Net change in unrealized appreciation (depreciation) of investments	1,595,279	91,245	82,369	(54,096)

Net increase (decrease) in net assets resulting from operations	2,597,369	189,363	175,487	(15,984)

From Contractowners Transactions:
Payments received from Contractowners	429,052	151,553	57,536	114,265
Transfers between Variable Investment Options including guaranteed investment account, net	91,204	(15,997)	13,128	113,861
Redemptions for contract benefits and terminations	(890,026)	(200,080)	(106,089)	(43,190)
Contract maintenance charges	(571,891)	(159,663)	(57,763)	(109,946)

Net increase (decrease) in net assets resulting from contractowners transactions	(941,661)	(224,187)	(93,188)	74,990

Net increase (Decrease) in Net Assets	1,655,708	(34,824)	82,299	59,006

Net Assets - Beginning of Year	11,488,282	3,482,319	1,663,680	1,966,241
Net Assets - End of Year	$13,143,990	$3,447,495	$1,745,979	$2,025,247

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets

For the year ended December 31, 2023

	1290 VT Equity Income*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$119,062	$49,876	$6,585	$230,768	$(693)	$13,129
Net realized gain (loss) on investments	408,751	6,545,521	140,024	1,422,515	(6,286)	33,183
Net change in unrealized appreciation (depreciation) of investments	(186,681)	5,812,090	340,556	3,583,626	118,958	168,295

Net increase (decrease) in net assets resulting from operations	341,132	12,407,487	487,165	5,236,909	111,979	214,607

From Contractowners Transactions:
Payments received from Contractowners	282,876	1,738,172	47,739	558,248	25,956	61,030
Transfers between Variable Investment Options including guaranteed investment account, net	6,268	(664,875)	(14,695)	223,980	13,139	16,249
Redemptions for contract benefits and terminations	(443,581)	(3,222,087)	(187,365)	(1,057,309)	(13,246)	(971)
Contract maintenance charges	(415,358)	(2,737,042)	(85,556)	(875,348)	(36,577)	(54,647)

Net increase (decrease) in net assets resulting from contractowners transactions	(569,795)	(4,885,832)	(239,877)	(1,150,429)	(10,728)	21,661

Net increase (Decrease) in Net Assets	(228,663)	7,521,655	247,288	4,086,480	101,251	236,268

Net Assets - Beginning of Year	7,776,469	63,694,934	1,924,812	21,158,435	653,134	1,179,027
Net Assets - End of Year	$7,547,806	$71,216,589	$2,172,100	$25,244,915	$754,385	$1,415,295

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)
For the year ended December 31, 2023

	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*	EQ/Core Plus Bond*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$584,767	$(15,470)	$2,601	$10,247	$149,365	$14,904
Net realized gain (loss) on investments	403,177	1,203,211	(12,560)	1,178	(78,966)	(12,285)
Net change in unrealized appreciation (depreciation) of investments	5,118,882	3,254,810	20,050	56,279	291,902	28,383

Net increase (decrease) in net assets resulting from operations	6,106,826	4,442,551	10,091	67,704	362,301	31,002

From Contractowners Transactions:
Payments received from Contractowners	2,726,915	885,890	12,886	42,482	753,252	52,807
Transfers between Variable Investment Options including guaranteed investment account, net	617,925	(24,561)	(18,038)	(25,770)	67,819	9,619
Redemptions for contract benefits and terminations	(2,746,854)	(1,148,728)	(10,562)	(4,038)	(543,480)	(70,500)
Contract maintenance charges	(3,499,808)	(1,268,922)	(23,386)	(50,377)	(759,307)	(50,594)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,901,822)	(1,556,321)	(39,100)	(37,703)	(481,716)	(58,668)

Net increase (Decrease) in Net Assets	3,205,004	2,886,230	(29,009)	30,001	(119,415)	(27,666)

Net Assets - Beginning of Year	47,068,599	20,694,765	170,626	676,812	9,130,343	792,938
Net Assets - End of Year	$50,273,603	$23,580,995	$141,617	$706,813	$9,010,928	$765,272

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)
For the year ended December 31, 2023

	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/JPMorgan Growth Stock Portfolio*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,863	$60,929	$(26,958)	$(294,923)	$(3,054)	$88,609
Net realized gain (loss) on investments	36,697	(22,162)	644,653	9,560,592	873,087	501,437
Net change in unrealized appreciation (depreciation) of investments	103,559	52,256	689,123	8,048,042	2,319,608	121,723

Net increase (decrease) in net assets resulting from operations	144,119	91,023	1,306,818	17,313,711	3,189,641	711,769

From Contractowners Transactions:
Payments received from Contractowners	28,995	274,152	287,946	1,479,569	314,262	340,669
Transfers between Variable Investment Options including guaranteed investment account, net	(1,169)	39,562	50,115	(1,103,776)	16,833	(300,811)
Redemptions for contract benefits and terminations	(73,780)	(150,280)	(463,499)	(4,583,865)	(426,143)	(699,557)
Contract maintenance charges	(43,348)	(302,063)	(381,976)	(1,994,240)	(488,335)	(411,798)

Net increase (decrease) in net assets resulting from contractowners transactions	(89,302)	(138,629)	(507,414)	(6,202,312)	(583,383)	(1,071,497)

Net increase (Decrease) in Net Assets	54,817	(47,606)	799,404	11,111,399	2,606,258	(359,728)

Net Assets - Beginning of Year	735,762	2,755,917	8,136,074	40,193,039	8,616,252	7,591,627
Net Assets - End of Year	$790,579	$2,708,311	$8,935,478	$51,304,438	$11,222,510	$7,231,899

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)
For the year ended December 31, 2023

	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$14,563	$(255,053)	$70,245	$27,141	$109,860	$51,024
Net realized gain (loss) on investments	90,158	4,131,441	469,146	228,007	623,026	(3,199)
Net change in unrealized appreciation (depreciation) of investments	42,849	20,125,936	875,202	343,185	495,299	273,160

Net increase (decrease) in net assets resulting from operations	147,570	24,002,324	1,414,593	598,333	1,228,185	320,985

From Contractowners Transactions:
Payments received from Contractowners	43,677	1,971,880	439,858	136,145	432,672	146,474
Transfers between Variable Investment Options including guaranteed investment account, net	(1,052)	(701,011)	24,158	60,677	(668)	838,587
Redemptions for contract benefits and terminations	(128,486)	(2,987,621)	(782,314)	(233,372)	(441,583)	(196,796)
Contract maintenance charges	(42,514)	(3,222,500)	(570,532)	(172,705)	(562,622)	(168,981)

Net increase (decrease) in net assets resulting from contractowners transactions	(128,375)	(4,939,252)	(888,830)	(209,255)	(572,201)	619,284

Net increase (Decrease) in Net Assets	19,195	19,063,072	525,763	389,078	655,984	940,269

Net Assets - Beginning of Year	1,148,578	57,289,847	10,591,425	4,039,125	10,009,304	2,476,155
Net Assets - End of Year	$1,167,773	$76,352,919	$11,117,188	$4,428,203	$10,665,288	$3,416,424

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)
For the year ended December 31, 2023

	EQ/Moderate-Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$28,648	$272,690	$(40,922)	$57,699	$53,544	$9,251
Net realized gain (loss) on investments	(41,716)	113	(863,337)	(1,027)	(37,359)	35,052
Net change in unrealized appreciation (depreciation) of investments	356,450	(113)	4,083,227	24,907	105,286	135,405

Net increase (decrease) in net assets resulting from operations	343,382	272,690	3,178,968	81,579	121,471	179,708

From Contractowners Transactions:
Payments received from Contractowners	113,543	772,054	441,308	135,802	257,919	43,336
Transfers between Variable Investment Options including guaranteed investment account, net	45,581	865,923	(288,974)	8,577	79,941	(14,107)
Redemptions for contract benefits and terminations	(408,282)	(1,434,483)	(421,371)	(110,693)	(153,093)	(63,075)
Contract maintenance charges	(216,137)	(808,834)	(605,001)	(125,966)	(296,932)	(55,585)

Net increase (decrease) in net assets resulting from contractowners transactions	(465,295)	(605,340)	(874,038)	(92,280)	(112,165)	(89,431)

Net increase (Decrease) in Net Assets	(121,913)	(332,650)	2,304,930	(10,701)	9,306	90,277

Net Assets - Beginning of Year	2,612,779	7,269,071	9,702,391	1,602,350	3,384,762	1,164,499
Net Assets - End of Year	$2,490,866	$6,936,421	$12,007,321	$1,591,649	$3,394,068	$1,254,776

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)
For the year ended December 31, 2023

	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,946	$(16,443)	$274,742	$10,500	$6,097	$786
Net realized gain (loss) on investments	4,296	1,630,053	339,548	211,935	37,423	(289)
Net change in unrealized appreciation (depreciation) of investments	159,817	5,509,957	(157,865)	(20,635)	(12,608)	73,399

Net increase (decrease) in net assets resulting from operations	172,059	7,123,567	456,425	201,800	30,912	73,896

From Contractowners Transactions:
Payments received from Contractowners	45,145	758,454	310,073	43,617	14,291	14,880
Transfers between Variable Investment Options including guaranteed investment account, net	(5,672)	(477,276)	7,951	(73,021)	(13,796)	7,841
Redemptions for contract benefits and terminations	(49,990)	(1,468,055)	(541,844)	(57,374)	(27,433)	(53,424)
Contract maintenance charges	(48,410)	(1,152,077)	(339,591)	(69,458)	(15,554)	(18,749)

Net increase (decrease) in net assets resulting from contractowners transactions	(58,927)	(2,338,954)	(563,411)	(156,236)	(42,492)	(49,452)

Net increase (Decrease) in Net Assets	113,132	4,784,613	(106,986)	45,564	(11,580)	24,444

Net Assets - Beginning of Year	950,316	22,747,057	5,903,448	1,791,319	399,193	369,231
Net Assets - End of Year	$1,063,448	$27,531,670	$5,796,462	$1,836,883	$387,613	$393,675

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)
For the year ended December 31, 2023

	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Forty Portfolio
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(10,572)	$(2,535)	$(1,725)	$143,664	$(40,267)	$(50,386)
Net realized gain (loss) on investments	371,451	6,522	(14,365)	193,432	1,443,013	31,864
Net change in unrealized appreciation (depreciation) of investments	517,046	13,563	202,659	841,394	1,238,447	6,267,063

Net increase (decrease) in net assets resulting from operations	877,925	17,550	186,569	1,178,490	2,641,193	6,248,541

From Contractowners Transactions:
Payments received from Contractowners	107,442	33,793	13,071	338,201	413,050	454,267
Transfers between Variable Investment Options including guaranteed investment account, net	(67,669)	(38,065)	(5,414)	(102,349)	(244,501)	(82,948)
Redemptions for contract benefits and terminations	(131,766)	(82,532)	(14,696)	(368,426)	(873,626)	(721,957)
Contract maintenance charges	(122,843)	(50,762)	(17,751)	(460,091)	(708,765)	(734,934)

Net increase (decrease) in net assets resulting from contractowners transactions	(214,836)	(137,566)	(24,790)	(592,665)	(1,413,842)	(1,085,572)

Net increase (Decrease) in Net Assets	663,089	(120,016)	161,779	585,825	1,227,351	5,162,969

Net Assets - Beginning of Year	2,647,436	812,310	411,639	8,190,702	15,670,414	16,466,088
Net Assets - End of Year	$3,310,525	$692,294	$573,418	$8,776,527	$16,897,765	$21,629,057

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Concluded)
For the year ended December 31, 2023

	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$51,027	$37,133	$52,832	$39,537
Net realized gain (loss) on investments	628,346	34,752	103,591	(89,446)
Net change in unrealized appreciation (depreciation) of investments	1,812,751	266,575	(198,606)	137,984

Net increase (decrease) in net assets resulting from operations	2,492,124	338,460	(42,183)	88,075

From Contractowners Transactions:
Payments received from Contractowners	461,793	166,800	61,775	147,845
Transfers between Variable Investment Options including guaranteed investment account, net	(124,190)	(48,849)	4,401	(15,570)
Redemptions for contract benefits and terminations	(707,179)	(210,911)	(48,991)	(246,050)
Contract maintenance charges	(583,474)	(171,499)	(61,726)	(125,964)

Net increase (decrease) in net assets resulting from contractowners transactions	(953,050)	(264,459)	(44,541)	(239,739)

Net increase (Decrease) in Net Assets	1,539,074	74,001	(86,724)	(151,664)

Net Assets - Beginning of Year	9,949,208	3,408,318	1,750,404	2,117,905
Net Assets - End of Year	$11,488,282	$3,482,319	$1,663,680	$1,966,241

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

1. Organization

Equitable America Variable Account L (the “Account”) was established by Equitable Financial Life Insurance Company of America (“Equitable Financial”) on February 19, 1985. On October 1, 2013, Equitable Financial entered into a reinsurance agreement with Protective Life Insurance Company (“Protective Life”) to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Account is registered with the United States Securities and Exchange Commission (“SEC”), and operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP").

The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), BNY Mellon Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, (collectively, "the Trusts"). The Trusts are registered with the SEC under the 1940 Act as open-ended, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options (“Portfolios”):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	EQ Advisors Trust*
Invesco V.I. Diversified Dividend Fund	1290 VT Equity Income (1)
Invesco V.I. Global Core Equity Fund	1290 VT GAMCO Small Company Value
Invesco V.I. Global Fund	1290 VT Socially Responsible (1)
Invesco V.I. Health Care Fund	EQ/AB Small Cap Growth (1)
Invesco V.I. Technology Fund	EQ/Aggressive Allocation
EQ/All Asset Growth Allocation
BNY Mellon Investment Adviser, Inc.	EQ/Capital Group Research (1)
BNY Mellon Stock Index Fund, Inc.	EQ/Conservative Allocation

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

Variable Investment Options, continued:

EQ Advisors Trust* (continued)	Fidelity® Variable Insurance Products Fund
EQ/Conservative-Plus Allocation	Fidelity® VIP Contrafund® Portfolio
EQ/Core Bond Index (1)
EQ/Core Plus Bond	Franklin Templeton Variable Insurance Products Trust
EQ/Global Equity Managed Volatility (1)	Franklin Income VIP Fund
EQ/Intermediate Government Bond	Franklin Rising Dividends VIP Fund
EQ/Janus Enterprise (1)
EQ/JPMorgan Growth Stock Portfolio	Janus Aspen Series
EQ/Large Cap Growth Managed Volatility	Janus Henderson Balanced Portfolio
EQ/Large Cap Value Index (1)	Janus Henderson Enterprise Portfolio
EQ/Large Cap Value Managed Volatility (1)	Janus Henderson Forty Portfolio
EQ/Loomis Sayles Growth Portfolio	Janus Henderson Global Research Portfolio
EQ/MFS International Growth	Janus Henderson Overseas Portfolio
EQ/Mid Cap Index (1)
EQ/Mid Cap Value Managed Volatility (1)	MFS® Variable Insurance Trust
EQ/Moderate Allocation	MFS® Utilities Series
EQ/Moderate-Plus Allocation
EQ/Money Market	PIMCO Variable Insurance Trust
EQ/Morgan Stanley Small Cap Growth	PIMCO Global Bond Opportunities Portfolio (Unhedged)
EQ/PIMCO Ultra Short Bond
EQ/Quality Bond PLUS
EQ/Small Company Index (1)
EQ/Value Equity

* An affiliate of Equitable Financial that provides advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

(1) Effective June 21, 2024, the Class IA shares of this Variable Investment Option were combined with the Class IB shares of the same Variable Investment Option.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

The Account holds assets that are segregated from all of Equitable Financial's other assets and, at present, is used to support Flexible Premium Variable Life Policies, which include MONY Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, and MONY Variable Universal Life), and Survivorship Variable Universal Life (collectively, the "Variable Life Policies"). These policies are issued by Equitable Financial, which is a wholly-owned subsidiary of Equitable Holdings, LLC.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished or segregated from those of Equitable Financial's other assets and liabilities. The assets of the Account are the property of Equitable Financial. However, the portion of the Account's assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, (2) mortality and expense risk charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account ("General Account").

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and notes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve estimates of future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, management expects the risk of material loss to be remote.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios, and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions of the Portfolios.

Due to and Due from:

Receivable/payable for policy-related transactions represents amount due to/from Equitable Financial's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable and state premium taxes.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance law to set aside additional assets in Equitable Financial's General Account to provide for other policy benefits. Equitable Financial's General Account assets support Equitable Financial’s insurance and annuity obligations and are subject to Equitable Financial’s General Account liabilities for business operations and to creditor rights.

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Life Policies.

Federal Income Taxes:

The results of the operations of the Account are included in the federal income tax return of Equitable Financial. Under the provisions of the contracts, Equitable Financial has the right to charge the Account for federal income tax attributable to the Account. No charge has been made against the Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

3. Fair Value Disclosures

The Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1: Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets in active markets
b)	Quoted prices for identical or similar assets in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of fair values:

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Account determines the fair values of certain financial assets based on quoted market prices.

All of the investments in each Variable Investment Option of the Account are classified as Level 1 in the fair value hierarchy as of December 31, 2024 and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

4. Segment Reporting

The Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial position or its results of operations.

Equitable Financial Life Insurance Company (“EFLIC”) and Equitable Financial Life Insurance Company of America (“EFLOA”) (collectively referred to as the “Company”) have identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where Contractholders can choose from various investment options across different asset classes, which allow Contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5. Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2024 were as follows:

	Purchases	Sales
1290 VT Equity Income	$1,234,180	$1,029,609
1290 VT GAMCO Small Company Value	6,186,682	6,312,997
1290 VT Socially Responsible	1,964,818	1,972,063
BNY Mellon Stock Index Fund, Inc.	2,818,527	3,448,825
EQ/AB Small Cap Growth	874,736	844,055
EQ/Aggressive Allocation	160,822	64,045
EQ/All Asset Growth Allocation	3,300,693	4,489,099
EQ/Capital Group Research	23,678,697	22,884,980
EQ/Conservative Allocation	40,634	16,336
EQ/Conservative-Plus Allocation	69,625	106,391
EQ/Core Bond Index	10,402,654	10,608,832
EQ/Core Plus Bond	75,139	37,410
EQ/Global Equity Managed Volatility	781,524	767,739

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

	Purchases	Sales
EQ/Intermediate Government Bond	$247,470	$361,392
EQ/Janus Enterprise	8,509,155	8,414,880
EQ/JPMorgan Growth Stock Portfolio	3,487,692	5,922,329
EQ/Large Cap Growth Managed Volatility	1,844,939	1,573,260
EQ/Large Cap Value Index	5,924,625	6,036,941
EQ/Large Cap Value Managed Volatility	1,087,590	1,045,718
EQ/Loomis Sayles Growth Portfolio	16,470,791	8,179,309
EQ/MFS International Growth	950,179	1,172,080
EQ/Mid Cap Index	3,501,053	3,567,875
EQ/Mid Cap Value Managed Volatility	9,854,352	9,237,738
EQ/Moderate Allocation	338,446	194,784
EQ/Moderate-Plus Allocation	397,596	255,700
EQ/Money Market	7,689,320	7,450,682
EQ/Morgan Stanley Small Cap Growth	169,656	924,300
EQ/PIMCO Ultra Short Bond	153,180	147,422
EQ/Quality Bond PLUS	248,813	318,664
EQ/Small Company Index	1,306,335	1,348,186
EQ/Value Equity	68,778	74,836
Fidelity® VIP Contrafund® Portfolio	4,461,882	3,208,744
Franklin Income VIP Fund	496,727	410,721
Franklin Rising Dividends VIP Fund	135,795	238,175
Invesco V.I. Diversified Dividend Fund	29,562	20,001
Invesco V.I. Global Core Equity Fund	15,868	39,770
Invesco V.I. Global Fund	278,749	315,688
Invesco V.I. Health Care Fund	8,781	31,682
Invesco V.I. Technology Fund	30,566	53,090
Janus Henderson Balanced Portfolio	312,690	633,301
Janus Henderson Enterprise Portfolio	1,029,710	1,290,082
Janus Henderson Forty Portfolio	1,785,922	2,403,298
Janus Henderson Global Research Portfolio	913,919	1,405,834
Janus Henderson Overseas Portfolio	161,775	352,054
MFS® Utilities Series	123,100	135,249
PIMCO Global Bond Opportunities Portfolio (Unhedged)	235,017	96,663

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

The units issued and redeemed for the year ended December 31, 2024 were as follows:

	Share Class+	Issued	Redeemed	Net Change
1290 VT Equity Income	IA	126	13,195	(13,069)
1290 VT Equity Income	IB	38,554	15,455	23,099
1290 VT GAMCO Small Company Value	IB	2,956	41,277	(38,321)
1290 VT Socially Responsible	IA	260	50,849	(50,589)
1290 VT Socially Responsible	IB	180,863	5,806	175,057
BNY Mellon Stock Index Fund, Inc.	Initial	14,778	63,450	(48,672)
EQ/AB Small Cap Growth	IA	109	17,118	(17,009)
EQ/AB Small Cap Growth	IB	16,636	583	16,053
EQ/Aggressive Allocation	IB	1,885	2,457	(572)
EQ/All Asset Growth Allocation	IB	21,447	103,317	(81,870)
EQ/Capital Group Research	IA	2,088	515,188	(513,100)
EQ/Capital Group Research	IB	492,745	28,648	464,097
EQ/Conservative Allocation	IB	2,424	1,108	1,316
EQ/Conservative-Plus Allocation	IB	1,470	6,151	(4,681)
EQ/Core Bond Index	IA	14,107	615,156	(601,049)
EQ/Core Bond Index	IB	625,206	50,243	574,963
EQ/Core Plus Bond	IA	2,173	2,063	110
EQ/Global Equity Managed Volatility	IA	254	12,468	(12,214)
EQ/Global Equity Managed Volatility	IB	11,560	490	11,070
EQ/Intermediate Government Bond	IA	11,149	21,458	(10,309)
EQ/Janus Enterprise	IA	811	220,274	(219,463)
EQ/Janus Enterprise	IB	212,433	6,879	205,554
EQ/JPMorgan Growth Stock Portfolio	IB	4,991	60,826	(55,835)
EQ/Large Cap Growth Managed Volatility	IB	5,354	28,266	(22,912)
EQ/Large Cap Value Index	IA	2,960	182,226	(179,266)
EQ/Large Cap Value Index	IB	175,463	9,582	165,881
EQ/Large Cap Value Managed Volatility	IA	408	39,388	(38,980)
EQ/Large Cap Value Managed Volatility	IB	38,090	1,719	36,371
EQ/Loomis Sayles Growth Portfolio	IB	10,173	121,454	(111,281)
EQ/MFS International Growth	IB	5,560	28,491	(22,931)
EQ/Mid Cap Index	IA	299	87,307	(87,008)
EQ/Mid Cap Index	IB	83,328	3,321	80,007
EQ/Mid Cap Value Managed Volatility	IA	1,504	283,188	(281,684)
EQ/Mid Cap Value Managed Volatility	IB	276,319	12,268	264,051
EQ/Moderate Allocation	IB	5,638	10,149	(4,511)
EQ/Moderate-Plus Allocation	IB	8,842	11,830	(2,988)
EQ/Money Market	IA	633,461	637,944	(4,483)
EQ/Morgan Stanley Small Cap Growth	IB	10,495	56,454	(45,959)
EQ/PIMCO Ultra Short Bond	IB	5,318	9,339	(4,021)
EQ/Quality Bond PLUS	IB	7,062	14,290	(7,228)
EQ/Small Company Index	IA	150	24,223	(24,073)
EQ/Small Company Index	IB	24,089	2,318	21,771
EQ/Value Equity	IB	416	1,671	(1,255)
Fidelity® VIP Contrafund® Portfolio	Service	7,169	39,692	(32,523)
Franklin Income VIP Fund	Class 2	4,580	10,848	(6,268)
Franklin Rising Dividends VIP Fund	Class 2	420	3,697	(3,277)
Invesco V.I. Diversified Dividend Fund	Series 1	230	863	(633)
Invesco V.I. Global Core Equity Fund	Series 1	244	1,314	(1,070)
Invesco V.I. Global Fund	Service	984	4,544	(3,560)

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

	Share Class+	Issued	Redeemed	Net Change
Invesco V.I. Health Care Fund	Series 1	185	606	(421)
Invesco V.I. Technology Fund	Series 1	51	1,024	(973)
Janus Henderson Balanced Portfolio	Institutional	2,344	11,656	(9,312)
Janus Henderson Enterprise Portfolio	Institutional	3,650	23,199	(19,549)
Janus Henderson Forty Portfolio	Institutional	3,607	26,224	(22,617)
Janus Henderson Forty Portfolio	Service	1,128	4,075	(2,947)
Janus Henderson Global Research Portfolio	Institutional	13,763	49,239	(35,476)
Janus Henderson Overseas Portfolio	Service	2,747	8,097	(5,350)
MFS® Utilities Series	Initial	476	1,797	(1,321)
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	7,419	3,978	3,441

6. Expenses and Related Party Transactions

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee ("12b-1 fee") of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class B shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”) a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.64% to a high of 1.23% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.12% to 0.45% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT including the EQ/Large Cap Value Index, EQ/Mid Cap Index, and EQ/Small Company Index, as well as a portion of EQ Large Cap Value Managed Volatility and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership, which is indirectly majority-owned by Equitable Financial and Equitable Holdings, Inc.

Contract Distribution and Principal Underwriter:

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Variable Life Policies and the Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Life Policies are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC ("Equitable Network"), or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with Equitable Financial Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed agents of Equitable Financial, and are registered representatives of the broker-dealers under contracts with Equitable Distributors. Equitable Financial serves as the transfer agent for EQAT.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

7. Reorganizations

There were no reorganizations within the Variable Investment Options of the Account during the years ended December 31, 2024 and December 31, 2023.

8. Contractowner Charges and Asset-based Charges

The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the policy in each Variable Investment Option ("fund value") to compensate Equitable Financial. Equitable Financial may impose a surrender charge when the Contractowners request a full or partial surrender. These deductions are treated as Contractowner redemptions by the Account.

There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the fund value. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

Premium Charge: This charge is deducted from each premium payment and is netted against Payments received from Contractowners". This charge ranges from a low of 0% to a high of 12%.

Mortality & Expense Risk Charge: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 0.35% to a high of 0.75%.

Monthly per $1,000 Specified Amount Charge: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Policies, and is a percentage or dollar value of the Specified Amount (Face Amount). This charge varies based on a number of factors, including issue age, gender and risk class.

Administrative Charge: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $0 to a high of $31.50.

Cost of Insurance: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

Transfer Charge: Equitable Financial does not currently assess this charge, but reserves the right to impose a transfer charge. The charge may range from a low of $0 to a high of $25 per transfer.

Partial Surrender Charge: This charge is assessed when a Contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $0 to a high of $25.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

Surrender Charge: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

Loan interest rate spread: It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 1.60% depending on the policy year.

Illustration Projection Report Charge: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

9. Financial Highlights

The Variable Life Policies have unique combinations of features and fees that are charged against the Contractowner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Units Outstanding
	Share Class+	2024	2023	2022	2021	2020
1290 VT Equity Income	IA	-	13,069	16,059	16,732	17,131
1290 VT Equity Income	IB	203,250	180,151	193,451	207,692	219,947
1290 VT GAMCO Small Company Value	IB	489,951	528,272	569,259	606,759	646,910
1290 VT Socially Responsible	IA	-	50,589	55,868	60,147	61,098
1290 VT Socially Responsible	IB	188,297	13,240	15,703	17,466	13,142
BNY Mellon Stock Index Fund, Inc.	Initial	499,164	547,836	575,243	600,830	632,846
EQ/AB Small Cap Growth	IA	-	17,009	17,277	17,725	20,232
EQ/AB Small Cap Growth	IB	16,052	-	-	-	-
EQ/Aggressive Allocation	IB	64,268	64,840	63,692	64,599	65,939
EQ/All Asset Growth Allocation	IB	1,247,293	1,329,163	1,412,734	1,491,165	1,590,365
EQ/Capital Group Research	IA	-	513,100	550,413	590,833	619,102
EQ/Capital Group Research	IB	464,096	-	-	-	-
EQ/Conservative Allocation	IB	11,482	10,166	13,201	14,581	14,343
EQ/Conservative-Plus Allocation	IB	40,062	44,743	47,235	50,811	46,706
EQ/Core Bond Index	IA	-	601,049	634,971	653,808	684,551
EQ/Core Bond Index	IB	574,964	-	-	-	-
EQ/Core Plus Bond	IA	45,515	45,405	49,005	50,613	50,198

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

		Units Outstanding
	Share Class+	2024	2023	2022	2021	2020
EQ/Global Equity Managed Volatility	IA	-	12,214	13,744	14,502	15,724
EQ/Global Equity Managed Volatility	IB	11,070	-	-	-	-
EQ/Intermediate Government Bond	IA	164,520	174,829	183,769	189,676	199,627
EQ/Janus Enterprise	IA	-	219,463	233,249	246,055	259,517
EQ/Janus Enterprise	IB	205,554	-	-	-	-
EQ/JPMorgan Growth Stock Portfolio	IB	629,748	685,583	801,549	847,804	911,368
EQ/Large Cap Growth Managed Volatility	IB	206,492	229,404	243,736	259,752	279,715
EQ/Large Cap Value Index	IA	-	179,266	207,666	217,007	232,538
EQ/Large Cap Value Index	IB	165,880	-	-	-	-
EQ/Large Cap Value Managed Volatility	IA	-	38,980	43,544	44,327	45,532
EQ/Large Cap Value Managed Volatility	IB	36,371	-	-	-	-
EQ/Loomis Sayles Growth Portfolio	IB	1,210,396	1,321,677	1,419,973	1,500,229	1,619,523
EQ/MFS International Growth	IB	280,237	303,168	328,687	351,136	370,924
EQ/Mid Cap Index	IA	-	87,008	91,539	95,446	102,898
EQ/Mid Cap Index	IB	80,007	-	-	-	-
EQ/Mid Cap Value Managed Volatility	IA	-	281,684	298,193	314,643	333,150
EQ/Mid Cap Value Managed Volatility	IB	264,052	-	-	-	-
EQ/Moderate Allocation	IB	198,550	203,061	165,394	175,244	184,474
EQ/Moderate-Plus Allocation	IB	124,379	127,367	153,550	167,874	180,990
EQ/Money Market	IA	596,428	600,911	652,871	761,439	751,403
EQ/Morgan Stanley Small Cap Growth	IB	756,339	802,298	865,288	915,555	987,097
EQ/PIMCO Ultra Short Bond	IB	103,378	107,399	113,799	115,815	121,087
EQ/Quality Bond PLUS	IB	152,575	159,803	165,271	173,163	174,802
EQ/Small Company Index	IA	-	24,073	26,004	26740	28631
EQ/Small Company Index	IB	21,770	-	-	-	-
EQ/Value Equity	IB	25,611	26,866	28,594	29,269	32,607
Fidelity® VIP Contrafund® Portfolio	Service	381,382	413,905	454,595	481,892	510,251
Franklin Income VIP Fund	Class 2	165,103	171,371	188,646	195,082	198,628
Franklin Rising Dividends VIP Fund	Class 2	28,260	31,537	34,348	35,714	37,603
Invesco V.I. Diversified Dividend Fund	Series 1	18,595	19,228	21,519	22,804	22,731
Invesco V.I. Global Core Equity Fund	Series 1	14,039	15,109	17,190	18,369	18,414
Invesco V.I. Global Fund	Service	52,102	55662	59638	60,926	63,874
Invesco V.I. Health Care Fund	Series 1	15,491	15,912	19,168	21,242	24,041
Invesco V.I. Technology Fund	Series 1	11,874	12,847	13,505	13,970	12,591
Janus Henderson Balanced Portfolio	Institutional	176,395	185,707	199,508	212,272	223,827
Janus Henderson Enterprise Portfolio	Institutional	327,424	346,973	377,342	403,940	453,584
Janus Henderson Forty Portfolio	Institutional	227,786	250,403	263,545	278,985	294,400
Janus Henderson Forty Portfolio	Service	52,564	55,511	59,841	61,831	65,231
Janus Henderson Global Research Portfolio	Institutional	409,343	444,819	487,621	512,118	535,709
Janus Henderson Overseas Portfolio	Service	85,354	90,704	97,832	100,876	105,499
MFS® Utilities Series	Initial	21,786	23,107	23,715	24,503	26,114
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	90,246	86,805	98,322	102,347	103,160

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

		Unit Value
	Share Class+	2024		2023		2022		2021		2020
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	IA	$31.63	$31.63	$30.05	$30.05	$28.68	$28.68	$27.99	$27.99	$22.28	$22.28
1290 VT Equity Income	IB	36.89	46.29	33.85	42.31	32.35	40.28	31.62	39.20	25.20	31.13
1290 VT GAMCO Small Company Value	IB	219.74	129.00	198.43	116.02	165.15	96.18	186.27	108.04	86.64	149.97
1290 VT Socially Responsible	IA	37.44	36.31	32.70	31.65	25.84	24.91	33.41	32.08	24.71	25.83
1290 VT Socially Responsible	IB	10.57	51.98	42.87	42.87	33.74	33.74	43.48	43.48	33.48	33.48
BNY Mellon Stock Index Fund, Inc.	Initial	49.87	59.34	40.30	47.77	32.25	38.06	39.77	46.76	31.21	36.54
EQ/AB Small Cap Growth	IA	45.78	45.78	44.35	44.35	37.80	37.80	53.03	53.03	47.12	47.12
EQ/AB Small Cap Growth	IB	50.34	50.34	-	-	-	-	-	-	-	-
EQ/Aggressive Allocation	IB	23.27	24.96	20.62	22.03	17.54	18.66	21.64	22.94	18.61	19.65
EQ/All Asset Growth Allocation	IB	51.15	28.69	46.36	25.90	40.91	22.77	48.20	26.71	24.17	43.78
EQ/Capital Group Research	IA	57.13	72.85	49.45	62.93	40.51	51.35	50.37	63.59	41.24	51.86
EQ/Capital Group Research	IB	63.74	81.44	-	-	-	-	-	-	-	-
EQ/Conservative Allocation	IB	13.78	14.78	13.26	14.17	12.38	13.18	14.27	15.13	14.00	14.78
EQ/Conservative-Plus Allocation	IB	16.21	17.39	15.26	16.30	13.86	14.75	16.34	17.32	15.43	16.29
EQ/Core Bond Index	IA	11.50	16.39	11.49	16.35	11.08	15.69	12.23	17.26	12.58	17.69
EQ/Core Bond Index	IB	11.68	16.69	-	-	-	-	-	-	-	-
EQ/Core Plus Bond	IA	16.68	16.68	16.85	16.85	16.18	16.18	18.65	18.65	19.04	19.04
EQ/Global Equity Managed Volatility	IA	71.42	71.42	64.73	64.73	53.53	53.53	67.95	67.95	58.84	58.84
EQ/Global Equity Managed Volatility	IB	72.64	72.64	-	-	-	-	-	-	-	-
EQ/Intermediate Government Bond	IA	18.61	16.62	18.31	16.29	17.76	15.73	19.37	17.10	17.53	19.94
EQ/Janus Enterprise	IA	39.01	63.11	37.26	60.28	31.95	51.69	38.43	62.18	33.01	53.40
EQ/Janus Enterprise	IB	42.38	68.56	-	-	-	-	-	-	-	-
EQ/JPMorgan Growth Stock Portfolio	IB	126.44	64.89	95.23	48.68	65.57	33.38	107.66	54.59	48.13	95.29
EQ/Large Cap Growth Managed Volatility	IB	59.81	64.61	46.31	49.83	33.57	35.98	48.73	52.01	39.47	41.97
EQ/Large Cap Value Index	IA	40.43	42.98	38.02	40.42	34.46	36.63	37.68	40.05	30.42	32.34
EQ/Large Cap Value Index	IB	43.02	45.74	-	-	-	-	-	-	-	-
EQ/Large Cap Value Managed Volatility	IA	31.34	32.25	29.12	29.96	25.64	26.38	29.10	29.94	23.39	24.07
EQ/Large Cap Value Managed Volatility	IB	33.12	34.07	-	-	-	-	-	-	-	-
EQ/Loomis Sayles Growth Portfolio	IB	57.42	80.30	43.25	60.24	30.31	42.05	42.40	58.59	36.77	50.61

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

		Unit Value
	Share Class+	2024		2023		2022		2021		2020
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/MFS International Growth	IB	$46.14	$33.17	$42.74	$30.60	$37.64	$26.84	$44.72	$31.76	$29.14	$41.17
EQ/Mid Cap Index	IA	51.55	53.88	48.78	50.99	42.29	44.20	49.12	51.34	39.79	41.59
EQ/Mid Cap Index	IB	55.02	57.51	-	-	-	-	-	-	-	-
EQ/Mid Cap Value Managed Volatility	IA	39.03	39.03	37.86	37.86	33.57	33.57	39.43	39.43	31.05	31.05
EQ/Mid Cap Value Managed Volatility	IB	42.13	42.13	-	-	-	-	-	-	-	-
EQ/Moderate Allocation	IB	17.09	18.34	15.96	17.05	14.31	15.23	17.06	18.08	15.85	16.73
EQ/Moderate-Plus Allocation	IB	20.27	21.75	18.44	19.70	16.11	17.14	19.57	20.74	17.50	18.47
EQ/Money Market	IA	11.32	12.23	10.89	11.72	10.51	11.26	10.47	11.18	10.53	11.20
EQ/Morgan Stanley Small Cap Growth	IB	41.58	17.25	34.70	14.34	26.01	10.70	46.90	19.23	18.79	46.03
EQ/PIMCO Ultra Short Bond	IB	15.53	15.66	14.72	14.85	13.98	14.11	14.12	14.24	14.23	14.36
EQ/Quality Bond PLUS	IB	24.69	19.00	24.45	18.74	23.63	18.04	26.52	20.16	20.67	27.29
EQ/Small Company Index	IA	52.17	52.17	52.12	52.12	44.78	44.78	56.04	56.04	48.88	48.88
EQ/Small Company Index	IB	57.72	57.72	-	-	-	-	-	-	-	-
EQ/Value Equity	IB	42.30	42.30	39.58	39.58	33.23	33.23	39.29	39.29	31.45	31.45
Fidelity® VIP Contrafund® Portfolio	Service	76.24	94.26	57.48	70.78	43.43	53.27	59.44	72.61	46.89	57.06
Franklin Income VIP Fund	Class 2	23.23	36.64	21.75	34.30	20.09	31.68	21.33	33.64	18.33	28.91
Franklin Rising Dividends VIP Fund	Class 2	64.30	64.30	58.25	58.25	52.15	52.15	58.52	58.52	46.32	46.32
Invesco V.I. Diversified Dividend Fund	Series 1	22.74	22.74	20.16	20.16	18.55	18.55	18.93	18.93	15.98	15.98
Invesco V.I. Global Core Equity Fund	Series 1	30.34	30.34	26.06	26.06	21.48	21.48	27.59	27.59	23.87	23.87
Invesco V.I. Global Fund	Service	68.62	68.62	59.48	59.48	44.39	44.39	65.45	65.45	57.03	57.03
Invesco V.I. Health Care Fund	Series 1	45.16	45.75	43.50	44.08	42.37	42.94	49.06	49.70	43.84	44.42
Invesco V.I. Technology Fund	Series 1	59.72	59.72	44.63	44.63	30.48	30.48	50.94	50.94	44.68	44.68
Janus Henderson Balanced Portfolio	Institutional	49.66	55.12	43.35	47.92	37.84	41.67	45.61	50.02	39.21	42.83
Janus Henderson Enterprise Portfolio	Institutional	68.83	54.90	59.99	47.65	51.19	40.50	61.35	48.35	41.53	52.91
Janus Henderson Forty Portfolio	Institutional	66.93	96.98	52.49	75.76	37.78	54.32	57.29	82.03	46.97	66.98
Janus Henderson Forty Portfolio	Service	115.22	115.22	90.24	90.24	64.84	64.84	98.18	98.18	80.37	80.37
Janus Henderson Global Research Portfolio	Institutional	23.76	35.89	19.37	29.14	15.39	23.07	19.25	28.72	16.42	24.41
Janus Henderson Overseas Portfolio	Service	40.29	40.39	38.29	38.39	34.75	34.84	38.25	38.35	33.88	33.97
MFS® Utilities Series	Initial	68.23	80.14	69.03	72.03	70.77	73.83	70.48	73.54	61.99	64.68
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	20.79	22.82	20.96	23.02	19.99	21.94	22.54	24.74	23.60	25.91

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

	Net Assets (000’s)
	2024	2023	2022	2021	2020
1290 VT Equity Income	$7,709	$7,548	$7,776	$8,140	$6,837
1290 VT GAMCO Small Company Value	73,217	71,217	63,695	76,494	65,624
1290 VT Socially Responsible	2,500	2,172	1,925	2,694	1,954
BNY Mellon Stock Index Fund, Inc.	28,625	25,245	21,158	27,181	22,416
EQ/AB Small Cap Growth	808	754	653	940	953
EQ/Aggressive Allocation	1,589	1,415	1,179	1,472	1,286
EQ/All Asset Growth Allocation	51,976	50,274	47,069	58,329	56,536
EQ/Capital Group Research	27,614	23,581	20,695	27,498	23,512
EQ/Conservative Allocation	165	142	171	217	208
EQ/Conservative-Plus Allocation	674	707	677	857	740
EQ/Core Bond Index	8,805	9,011	9,130	10,353	11,120
EQ/Core Plus Bond	759	765	793	944	956
EQ/Global Equity Managed Volatility	804	791	736	985	925
EQ/Intermediate Government Bond	2,595	2,708	2,756	3,098	3,351
EQ/Janus Enterprise	9,521	8,935	8,136	10,353	9,380
EQ/JPMorgan Growth Stock Portfolio	62,380	51,304	40,193	69,371	65,750
EQ/Large Cap Growth Managed Volatility	13,107	11,223	8,616	13,286	11,559
EQ/Large Cap Value Index	7,572	7,232	7,592	8,675	7,506
EQ/Large Cap Value Managed Volatility	1,239	1,168	1,149	1,327	1,096
EQ/Loomis Sayles Growth Portfolio	93,343	76,353	57,290	84,342	78,720
EQ/MFS International Growth	11,101	11,117	10,591	13,526	13,109
EQ/Mid Cap Index	4,592	4,428	4,039	4,892	4,272
EQ/Mid Cap Value Managed Volatility	11,125	10,665	10,009	12,405	10,346
EQ/Moderate Allocation	3,590	3,416	2,476	3,120	3,043
EQ/Moderate-Plus Allocation	2,685	2,491	2,613	3,450	3,313
EQ/Money Market	7,175	6,936	7,269	8,381	8,261
EQ/Morgan Stanley Small Cap Growth	13,592	12,007	9,702	18,449	19,419
EQ/PIMCO Ultra Short Bond	1,616	1,592	1,602	1,646	1,735
EQ/Quality Bond PLUS	3,281	3,394	3,385	3,966	4,113
EQ/Small Company Index	1,256	1,255	1,164	1,499	1,399
EQ/Value Equity	1,083	1,063	950	1,150	1,025
Fidelity® VIP Contrafund® Portfolio	33,863	27,532	22,747	32,890	27,411
Franklin Income VIP Fund	5,961	5,796	5,903	6,485	5,678
Franklin Rising Dividends VIP Fund	1,817	1,837	1,791	2,090	1,742
Invesco V.I. Diversified Dividend Fund	423	388	399	432	363
Invesco V.I. Global Core Equity Fund	426	394	369	507	440
Invesco V.I. Global Fund	3,575	3,311	2,647	3,988	3,643
Invesco V.I. Health Care Fund	700	692	812	1,042	1,054
Invesco V.I. Technology Fund	709	573	412	712	563
Janus Henderson Balanced Portfolio	9,584	8,777	8,191	10,472	9,456
Janus Henderson Enterprise Portfolio	18,365	16,898	15,670	20,029	19,208
Janus Henderson Forty Portfolio	25,498	21,629	16,466	26,206	22,658
Janus Henderson Global Research Portfolio	13,144	11,488	9,949	13,048	11,665
Janus Henderson Overseas Portfolio	3,447	3,482	3,408	3,868	3,583
MFS® Utilities Series	1,746	1,664	1,750	1,801	1,688
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2,025	1,966	2,118	2,484	2,623

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

	Income Ratio *
	2024	2023	2022	2021	2020
1290 VT Equity Income	2.06%	1.98%	1.74%	1.54%	1.65%
1290 VT GAMCO Small Company Value	0.59	0.62	0.50	0.65	0.62
1290 VT Socially Responsible	0.47	0.71	0.58	0.44	0.73
BNY Mellon Stock Index Fund, Inc.	1.19	1.42	1.27	1.15	1.45
EQ/AB Small Cap Growth	0.29	0.24	0.12	-	0.07
EQ/Aggressive Allocation	2.24	1.41	0.83	4.24	2.55
EQ/All Asset Growth Allocation	2.33	1.85	1.22	3.93	1.41
EQ/Capital Group Research	1.65	0.34	0.15	-	0.16
EQ/Conservative Allocation	3.29	2.11	1.35	1.46	1.69
EQ/Conservative-Plus Allocation	2.62	2.01	1.20	2.25	2.28
EQ/Core Bond Index	2.45	2.06	1.58	1.39	1.49
EQ/Core Plus Bond	5.10	2.26	2.32	1.34	2.03
EQ/Global Equity Managed Volatility	1.27	0.85	0.32	0.89	0.59
EQ/Intermediate Government Bond	2.45	2.65	0.91	0.70	0.96
EQ/Janus Enterprise	0.01	0.03	-	0.10	-
EQ/JPMorgan Growth Stock Portfolio	-	0.00	-	-	-
EQ/Large Cap Growth Managed Volatility	0.34	0.42	0.06	-	0.08
EQ/Large Cap Value Index	1.49	1.54	1.39	1.28	1.70
EQ/Large Cap Value Managed Volatility	1.59	1.61	1.24	0.99	1.44
EQ/Loomis Sayles Growth Portfolio	-	0.00	-	-	-
EQ/MFS International Growth	0.76	1.24	0.78	0.23	0.41
EQ/Mid Cap Index	0.89	0.98	0.90	0.63	0.85
EQ/Mid Cap Value Managed Volatility	1.40	1.40	0.88	0.58	0.99
EQ/Moderate Allocation	2.74	2.16	1.18	2.62	2.11
EQ/Moderate-Plus Allocation	2.50	1.50	1.02	3.48	2.35
EQ/Money Market	4.40	4.25	0.99	-	0.19
EQ/Morgan Stanley Small Cap Growth	0.01	0.00	0.01	-	-
EQ/PIMCO Ultra Short Bond	4.52	3.96	1.36	0.41	0.76
EQ/Quality Bond PLUS	3.01	2.13	0.64	0.77	1.29
EQ/Small Company Index	1.27	1.11	0.85	0.66	0.86
EQ/Value Equity	1.01	1.13	1.01	0.68	1.70
Fidelity® VIP Contrafund® Portfolio	0.09	0.39	0.37	0.05	0.14
Franklin Income VIP Fund	5.22	5.04	4.75	4.78	5.49
Franklin Rising Dividends VIP Fund	1.05	0.93	0.74	0.87	1.15
Invesco V.I. Diversified Dividend Fund	1.94	1.88	1.87	2.28	2.83
Invesco V.I. Global Core Equity Fund	1.14	0.55	0.32	1.01	1.25
Invesco V.I. Global Fund	-	0.00	-	-	0.41
Invesco V.I. Health Care Fund	-	0.00	-	0.20	0.29
Invesco V.I. Technology Fund	-	0.00	-	-	-
Janus Henderson Balanced Portfolio	2.10	2.09	1.32	0.90	1.71
Janus Henderson Enterprise Portfolio	0.75	0.16	0.35	0.32	0.06
Janus Henderson Forty Portfolio	0.09	0.18	0.14	-	0.23
Janus Henderson Global Research Portfolio	0.78	0.92	1.51	0.53	0.66
Janus Henderson Overseas Portfolio	1.35	1.43	1.57	1.06	1.06
MFS® Utilities Series	2.28	3.44	2.38	1.69	2.32
PIMCO Global Bond Opportunities Portfolio (Unhedged)	3.53	2.29	1.42	4.91	2.38

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

		Expense Ratio **
	Share Class+	2024		2023		2022		2021		2020
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	IA	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
1290 VT Equity Income	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
1290 VT GAMCO Small Company Value	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
1290 VT Socially Responsible	IA	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
1290 VT Socially Responsible	IB	0.35	0.75	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
BNY Mellon Stock Index Fund, Inc.	Initial	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/AB Small Cap Growth	IA	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/AB Small Cap Growth	IB	0.35	0.35	-	-	-	-	-	-	-	-
EQ/Aggressive Allocation	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/All Asset Growth Allocation	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Capital Group Research	IA	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Capital Group Research	IB	0.35	0.75	-	-	-	-	-	-	-	-
EQ/Conservative Allocation	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Conservative-Plus Allocation	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Core Bond Index	IA	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Core Bond Index	IB	0.35	0.75	-	-	-	-	-	-	-	-
EQ/Core Plus Bond	IA	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Global Equity Managed Volatility	IA	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Global Equity Managed Volatility	IB	0.35	0.35	-	-	-	-	-	-	-	-
EQ/Intermediate Government Bond	IA	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Janus Enterprise	IA	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Janus Enterprise	IB	0.35	0.35	-	-	-	-	-	-	-	-
EQ/JPMorgan Growth Stock Portfolio	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Large Cap Growth Managed Volatility	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Large Cap Value Index	IA	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Large Cap Value Index	IB	0.35	0.35	-	-	-	-	-	-	-	-
EQ/Large Cap Value Managed Volatility	IA	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Large Cap Value Managed Volatility	IB	0.35	0.35	-	-	-	-	-	-	-	-
EQ/Loomis Sayles Growth Portfolio	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/MFS International Growth	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Mid Cap Index	IA	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Mid Cap Index	IB	0.35	0.35	-	-	-	-	-	-	-	-
EQ/Mid Cap Value Managed Volatility	IA	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Mid Cap Value Managed Volatility	IB	0.35	0.35	-	-	-	-	-	-	-	-

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

		Expense Ratio **
	Share Class+	2024		2023		2022		2021		2020
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Moderate Allocation	IB	0.35%	0.75%	0.35%	0.75%	0.35%	0.75%	0.35%	0.75%	0.35%	0.75%
EQ/Moderate-Plus Allocation	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Money Market	IA	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Morgan Stanley Small Cap Growth	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	-	-
EQ/PIMCO Ultra Short Bond	IB	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Quality Bond PLUS	IB	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Small Company Index	IA	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Small Company Index	IB	0.35	0.35	-	-	-	-	-	-	-	-
EQ/Value Equity	IB	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Fidelity® VIP Contrafund® Portfolio	Service	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Franklin Income VIP Fund	Class 2	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Franklin Rising Dividends VIP Fund	Class 2	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Diversified Dividend Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Global Core Equity Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Global Fund	Service	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Health Care Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Technology Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Janus Henderson Balanced Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Enterprise Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Forty Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Forty Portfolio	Service	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Janus Henderson Global Research Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Overseas Portfolio	Service	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
MFS® Utilities Series	Initial	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

		Total Return ***
	Share Class+	2024		2023		2022		2021		2020
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	IA	5.28%	5.28%	4.78%	4.78%	2.47%	2.47%	25.63%	25.63%	(5.11)%	(5.11)%
1290 VT Equity Income	IB	3.31%	9.41%	4.63%	5.05%	2.32%	2.73%	25.44%	25.95%	(5.25)%	(4.87)%
1290 VT GAMCO Small Company Value	IB	10.74%	11.19%	20.15%	20.63%	(11.34)%	(10.98)%	24.20%	24.70%	8.69%	9.13%
1290 VT Socially Responsible	IA	14.51%	14.73%	26.55%	27.06%	(22.67)%	(22.36)%	29.34%	29.86%	19.06%	19.54%
1290 VT Socially Responsible	IB	5.46%	21.25%	27.06%	27.06%	(22.38)%	(22.38)%	29.86%	29.86%	19.54%	19.54%
BNY Mellon Stock Index Fund, Inc.	Initial	23.73%	24.22%	24.99%	25.49%	(18.93)%	(18.60)%	27.45%	27.96%	17.13%	17.60%
EQ/AB Small Cap Growth	IA	3.23%	3.23%	17.32%	17.32%	(28.71)%	(28.71)%	12.52%	12.52%	35.59%	35.59%
EQ/AB Small Cap Growth	IB	9.97%	9.97%	-	-	-	-	-	-	-	-
EQ/Aggressive Allocation	IB	12.88%	13.34%	17.55%	18.02%	(18.97)%	(18.64)%	16.31%	16.77%	14.54%	14.99%
EQ/All Asset Growth Allocation	IB	10.33%	10.78%	13.31%	13.76%	(15.11)%	(14.77)%	10.10%	10.54%	11.45%	11.89%
EQ/Capital Group Research	IA	15.54%	15.76%	22.07%	22.56%	(19.57)%	(19.25)%	22.14%	22.63%	18.65%	22.84%
EQ/Capital Group Research	IB	11.56%	11.80%	-	-	-	-	-	-	-	-
EQ/Conservative Allocation	IB	3.85%	4.27%	7.15%	7.57%	(13.25)%	(12.90)%	1.94%	2.35%	6.51%	6.94%
EQ/Conservative-Plus Allocation	IB	6.22%	6.65%	10.10%	10.54%	(15.19)%	(14.85)%	5.94%	6.36%	9.17%	9.60%
EQ/Core Bond Index	IA	0.04%	0.23%	3.78%	4.19%	(9.42)%	(9.06)%	(2.83)%	(2.44)%	5.27%	5.70%
EQ/Core Bond Index	IB	1.61%	1.83%	-	-	-	-	-	-	-	-
EQ/Core Plus Bond	IA	(1.02)%	(1.02)%	4.16%	4.16%	(13.24)%	(13.24)%	(2.03)%	(2.03)%	14.46%	14.46%
EQ/Global Equity Managed Volatility	IA	10.35%	10.35%	20.91%	20.91%	(21.22)%	(21.22)%	15.49%	15.49%	13.88%	13.88%
EQ/Global Equity Managed Volatility	IB	1.71%	1.71%	-	-	-	-	-	-	-	-
EQ/Intermediate Government Bond	IA	1.63%	2.04%	3.10%	3.51%	(8.33)%	(7.97)%	(2.86)%	(2.47)%	3.52%	3.94%
EQ/Janus Enterprise	IA	4.69%	4.69%	16.61%	16.61%	(16.86)%	(16.86)%	16.43%	16.43%	18.40%	18.40%
EQ/Janus Enterprise	IB	8.65%	8.65%	-	-	-	-	-	-	-	-
EQ/JPMorgan Growth Stock Portfolio	IB	32.78%	33.31%	45.23%	45.81%	(39.10)%	(38.85)%	12.98%	13.43%	35.53%	36.08%
EQ/Large Cap Growth Managed Volatility	IB	29.14%	29.66%	37.95%	38.50%	(31.10)%	(30.82)%	23.45%	23.94%	31.03%	31.55%
EQ/Large Cap Value Index	IA	6.32%	6.32%	10.34%	10.34%	(8.54)%	(8.54)%	23.85%	23.85%	1.85%	1.85%
EQ/Large Cap Value Index	IB	6.42%	6.42%	-	-	-	-	-	-	-	-
EQ/Large Cap Value Managed Volatility	IA	7.64%	7.64%	13.57%	13.57%	(11.89)%	(11.89)%	24.39%	24.39%	5.31%	5.31%
EQ/Large Cap Value Managed Volatility	IB	5.66%	5.66%	-	-	-	-	-	-	-	-
EQ/Loomis Sayles Growth Portfolio	IB	32.76%	33.30%	42.67%	43.24%	(28.51)%	(28.23)%	15.31%	15.77%	29.94%	30.46%
EQ/MFS International Growth	IB	7.96%	8.39%	13.53%	13.98%	(15.82)%	(15.48)%	8.61%	9.04%	14.48%	14.94%
EQ/Mid Cap Index	IA	5.68%	5.68%	15.35%	15.35%	(13.90)%	(13.90)%	23.45%	23.45%	12.46%	12.46%
EQ/Mid Cap Index	IB	6.73%	6.73%	-	-	-	-	-	-	-	-
EQ/Mid Cap Value Managed Volatility	IA	3.08%	3.08%	12.80%	12.80%	(14.86)%	(14.86)%	26.96%	26.96%	4.60%	4.60%
EQ/Mid Cap Value Managed Volatility	IB	7.94%	7.94%	-	-	-	-	-	-	-	-

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

		Total Return ***
	Share Class+	2024		2023		2022		2021		2020
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Moderate Allocation	IB	7.10%	7.54%	4.86%	11.96%	(16.10)%	(15.76)%	7.61%	8.04%	10.43%	10.87%
EQ/Moderate-Plus Allocation	IB	9.94%	10.38%	14.47%	14.92%	(17.68)%	(17.35)%	11.83%	12.28%	13.25%	13.70%
EQ/Money Market	IA	3.89%	4.31%	3.67%	4.09%	0.34%	0.74%	(0.56)%	(0.16)%	(0.55)%	(0.15)%
EQ/Morgan Stanley Small Cap Growth	IB	19.82%	20.31%	33.40%	33.93%	(44.54)%	(44.32)%	1.91%	2.31%	74.77%	75.15%
EQ/PIMCO Ultra Short Bond	IB	5.47%	5.47%	5.26%	5.26%	(0.95)%	(0.95)%	(0.80)%	(0.80)%	0.76%	0.76%
EQ/Quality Bond PLUS	IB	1.01%	1.42%	3.44%	3.86%	(10.88)%	(10.52)%	(2.85)%	(2.46)%	5.18%	5.60%
EQ/Small Company Index	IA	0.09%	0.09%	16.40%	16.40%	(20.09)%	(20.09)%	14.66%	14.66%	19.31%	19.31%
EQ/Small Company Index	IB	10.62%	10.62%	-	-	-	-	-	-	-	-
EQ/Value Equity	IB	6.86%	6.86%	19.10%	19.10%	(15.40)%	(15.40)%	24.93%	24.93%	2.46%	2.46%
Fidelity® VIP Contrafund® Portfolio	Service	32.63%	33.16%	32.35%	32.87%	(26.93)%	(26.64)%	26.76%	27.26%	29.46%	29.97%
Franklin Income VIP Fund	Class 2	6.83%	6.83%	8.24%	8.24%	(5.80)%	(5.80)%	16.35%	16.35%	0.34%	0.34%
Franklin Rising Dividends VIP Fund	Class 2	10.40%	10.40%	11.68%	11.68%	(10.88)%	(10.88)%	26.35%	26.35%	15.57%	15.57%
Invesco V.I. Diversified Dividend Fund	Series 1	12.82%	12.82%	8.67%	8.67%	(2.02)%	(2.02)%	18.48%	18.48%	(0.21)%	(0.21)%
Invesco V.I. Global Core Equity Fund	Series 1	16.44%	16.44%	21.30%	21.30%	(22.15)%	(22.15)%	15.57%	15.57%	12.83%	12.83%
Invesco V.I. Global Fund	Service	15.38%	15.38%	33.98%	33.98%	(32.17)%	(32.17)%	14.77%	14.77%	26.89%	26.89%
Invesco V.I. Health Care Fund	Series 1	3.80%	3.80%	2.66%	2.66%	(13.62)%	(13.62)%	11.91%	11.91%	14.06%	14.06%
Invesco V.I. Technology Fund	Series 1	33.80%	33.80%	46.43%	46.43%	(40.16)%	(40.16)%	14.01%	14.01%	45.61%	45.61%
Janus Henderson Balanced Portfolio	Institutional	14.56%	15.02%	14.55%	15.01%	(17.02)%	(16.69)%	16.32%	16.79%	13.46%	13.91%
Janus Henderson Enterprise Portfolio	Institutional	14.74%	15.20%	17.19%	17.66%	(16.57)%	(16.23)%	15.96%	16.42%	18.58%	19.06%
Janus Henderson Forty Portfolio	Institutional	27.50%	28.02%	38.92%	39.47%	(34.05)%	(33.78)%	21.98%	22.47%	38.36%	38.91%
Janus Henderson Forty Portfolio	Service	27.69%	27.69%	39.17%	39.17%	(33.96)%	(33.96)%	22.17%	22.17%	38.55%	38.55%
Janus Henderson Global Research Portfolio	Institutional	22.65%	23.15%	25.83%	26.34%	(20.01)%	(19.69)%	17.21%	17.68%	19.16%	19.64%
Janus Henderson Overseas Portfolio	Service	5.21%	5.21%	10.20%	10.20%	(9.15)%	(9.15)%	12.89%	12.89%	15.62%	15.62%
MFS® Utilities Series	Initial	(1.17)%	11.27%	-2.45%	-2.45%	0.40%	0.40%	13.69%	13.69%	5.53%	5.53%
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	(0.85)%	(0.85)%	4.89%	4.89%	(11.31)%	(11.31)%	(4.49)%	(4.49)%	9.73%	9.73%

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges and Contractowner charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2024

** This ratio represents the annual contract expenses consisting of mortality and risk expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

*** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The effective date of the Variable Investment Options is indicated by a date notation, as applicable. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

+ Share class reflects the shares of the portfolio that the Variable Investment Options invest in.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (concluded)

December 31, 2024

10. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2024 through the date on which the financial statements were issued. It has been determined that there are no subsequent transactions or events that require adjustment or disclosure in the financial statements.